                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-7734

Exact name of registrant as specified
in charter:                                 Hallmark Equity Series Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   May 31, 2004

Item 1 -- Reports to Stockholders

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE


ANNUAL REPORT


HALLMARK EQUITY SERIES TRUST

CAPITAL APPRECIATION FUND

INFORMED INVESTORS GROWTH FUND

INTERNATIONAL EQUITY FUND

INTERNATIONAL SMALL-CAP FUND

LARGE-CAP GROWTH FUND

SMALL-CAP GROWTH FUND

STRATEGIC GROWTH FUND


MAY 31, 2004


[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

1250 Broadway, New York, NY 10001-3701
(212) 401-5500


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
800-637-1700 - www.reservefunds.com


This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

HALLMARK/ANNUAL 05/04

[CHART]

                   HALLMARK CAPITAL APPRECIATION FUND-CLASS R

Capital Appreciation Class R Return--77.37%
S&P 500 Return--140.47%

                   CAPITAL APPRECIATION CLASS R RETURN    S&P 500 RETURN
10/28/1994                                   $  10,000         $   9,739
10/31/1994                                   $  10,000         $   9,859
11/30/1994                                   $  10,060         $  10,099
12/31/1994                                   $  10,260         $  10,463
 1/31/1995                                   $  10,320         $  10,749
 2/28/1995                                   $  10,700         $  11,049
 3/31/1995                                   $  11,110         $  11,451
 4/30/1995                                   $  11,700         $  11,694
 5/31/1995                                   $  12,030         $  12,066
 6/30/1995                                   $  13,020         $  12,062
 7/31/1995                                   $  13,740         $  12,546
 8/31/1995                                   $  13,690         $  12,483
 9/30/1995                                   $  14,060         $  12,996
10/31/1995                                   $  13,510         $  13,222
11/30/1995                                   $  13,832         $  13,653
12/31/1995                                   $  13,948         $  13,748
 1/31/1996                                   $  13,874         $  13,857
 2/29/1996                                   $  14,053         $  14,043
 3/31/1996                                   $  14,116         $  14,364
 4/30/1996                                   $  14,987         $  14,396
 5/31/1996                                   $  15,648         $  13,738
 6/30/1996                                   $  15,575         $  13,996
 7/31/1996                                   $  14,389         $  14,755
 8/31/1996                                   $  14,924         $  15,140
 9/30/1996                                   $  15,396         $  16,251
10/31/1996                                   $  15,071         $  15,902
11/30/1996                                   $  15,491         $  16,877
12/31/1996                                   $  15,151         $  16,977
 1/31/1997                                   $  16,226         $  16,253
 2/28/1997                                   $  15,438         $  17,202
 3/31/1997                                   $  14,779         $  18,210
 4/30/1997                                   $  15,364         $  19,001
 5/31/1997                                   $  16,449         $  20,486
 6/30/1997                                   $  17,077         $  19,309
 7/31/1997                                   $  18,588         $  20,335
 8/31/1997                                   $  17,939         $  19,634
 9/30/1997                                   $  18,768         $  20,510
10/31/1997                                   $  18,300         $  20,832
11/30/1997                                   $  18,215         $  21,044
12/31/1997                                   $  19,011         $  22,526
 1/31/1998                                   $  18,855         $  23,651
 2/28/1998                                   $  19,833         $  23,866
 3/31/1998                                   $  20,786         $  23,417
 4/30/1998                                   $  20,851         $  24,340
 5/31/1998                                   $  19,690         $  24,057
 6/30/1998                                   $  21,007         $  20,550
 7/31/1998                                   $  21,595         $  21,832
 8/31/1998                                   $  17,954         $  23,585
 9/30/1998                                   $  19,859         $  24,980
10/31/1998                                   $  21,060         $  26,388
11/30/1998                                   $  22,573         $  27,470
12/31/1998                                   $  25,973         $  26,583
 1/31/1999                                   $  28,190         $  27,615
 2/28/1999                                   $  26,888         $  28,662
 3/31/1999                                   $  30,129         $  27,947
 4/30/1999                                   $  30,919         $  29,468
 5/31/1999                                   $  28,799         $  28,524
 6/30/1999                                   $  31,127         $  28,345
 7/31/1999                                   $  29,755         $  27,536
 8/31/1999                                   $  29,880         $  29,258
 9/30/1999                                   $  30,365         $  29,816
10/31/1999                                   $  33,149         $  31,540
11/30/1999                                   $  35,324         $  29,935
12/31/1999                                   $  41,057         $  29,333
 1/31/2000                                   $  39,093         $  32,170
 2/29/2000                                   $  40,824         $  31,179
 3/31/2000                                   $  44,019         $  30,496
 4/30/2000                                   $  40,191         $  31,226
 5/31/2000                                   $  35,764         $  30,716
 6/30/2000                                   $  39,958         $  32,580
 7/31/2000                                   $  40,058         $  30,838
 8/31/2000                                   $  44,335         $  30,685
 9/30/2000                                   $  40,990         $  28,228
10/31/2000                                   $  37,945         $  28,343
11/30/2000                                   $  30,805         $  29,324
12/31/2000                                   $  31,137         $  26,618
 1/31/2001                                   $  33,446         $  24,909
 2/28/2001                                   $  26,442         $  26,822
 3/31/2001                                   $  22,698         $  26,959
 4/30/2001                                   $  25,143         $  26,285
 5/31/2001                                   $  24,553         $  26,002
 6/30/2001                                   $  23,997         $  24,335
 7/31/2001                                   $  22,330         $  22,346
 8/31/2001                                   $  19,729         $  22,750
 9/30/2001                                   $  16,534         $  24,461
10/31/2001                                   $  17,645         $  24,646
11/30/2001                                   $  20,206         $  24,262
12/31/2001                                   $  20,221         $  23,758
 1/31/2002                                   $  19,954         $  24,631
 2/28/2002                                   $  18,660         $  23,118
 3/31/2002                                   $  20,036         $  22,908
 4/30/2002                                   $  18,393         $  21,248
 5/31/2002                                   $  17,305         $  19,570
 6/30/2002                                   $  15,540         $  19,665
 7/31/2002                                   $  14,288         $  17,502
 8/31/2002                                   $  14,103         $  19,015
 9/30/2002                                   $  13,118         $  20,100
10/31/2002                                   $  13,713         $  18,887
11/30/2002                                   $  14,575         $  18,369
12/31/2002                                   $  13,508         $  18,036
 1/31/2003                                   $  13,528         $  18,208
 2/28/2003                                   $  13,569         $  19,684
 3/31/2003                                   $  13,467         $  20,685
 4/30/2003                                   $  14,637         $  20,920
 5/31/2003                                   $  15,499         $  21,259
 6/30/2003                                   $  15,827         $  21,639
 7/31/2003                                   $  16,176         $  21,381
 8/31/2003                                   $  16,505         $  22,556
 9/30/2003                                   $  16,135         $  22,716
10/31/2003                                   $  17,182         $  23,870
11/30/2003                                   $  17,326         $  24,282
12/31/2003                                   $  17,860         $  24,578
 1/31/2004                                   $  17,983         $  24,176
 2/29/2004                                   $  17,880         $  23,770
 3/31/2004                                   $  17,778         $  24,166
 4/30/2004                                   $  17,490         $  23,770
 5/31/2004                                   $  17,737         $  24,047

To the Shareholders of the Hallmark Capital Appreciation Fund:

For the year ended May 31, 2004 the Class R shares of the Hallmark Capital Appreciation Fund (the "Fund") appreciated 14.44% versus a gain of 16.30% for the S&P 500 Index. While the first half of the fiscal year the Fund outperformed the Index, due primarily to its overweighting in the technology sector, the same overweighting led to the underperformance in the second half of the year and for the year overall. The Fund's performance was also hurt by its underweighting in the energy sector which experienced solid growth this past year.

As we ended the year for the Fund, all signs pointed to continued economic growth. Industrial production, corporate spending, retail sales, and the job market were all in solid uptrends. Additionally, the global economy was very strong, with Asia and most emerging markets leading the way. For the first time in several years, there was a likelihood of higher inflation. Energy price levels remained higher for a longer period of time than would normally be expected and other commodity price hikes are causing problems in the manufacturing sector. Pricing flexibility for companies seemed to be improving and the Fund anticipated a stronger pricing environment as the cycle continued.

We believe the modest performance of the equity markets in the first half of 2004 represented a pause, as corporate earnings caught up to market valuations. While the economic news, as outlined above, was positive, investors also focused on geopolitical and terrorism uncertainties and the prospects of rising interest rates. Against this backdrop, the Fund concentrated investments in companies with predictable earnings growth which offered attractive risk-reward profiles, primarily larger capitalization companies that have strong balance sheets, excess cash flows, and a history of dividend increases. We reduced our weighting in the technology sector and continue to be overweighted in the consumer non-durables, financial and health care sectors. The portfolio has currently been structured to anticipate the following, based on our constructive equity markets thesis: sustainable economic growth, quality and above-average earnings advances, moderately declining energy prices, steady job creation and a gradual increase in interest rates.

                                                                CLASS R    CLASS I    S&P 500
                                                                -------    -------    -------
Performance for the year ended 5/31/04                           14.44%     14.96%     16.30%

CHARLES MOORE,
MANAGING DIRECTOR,
TRAINER, WORTHAM & COMPANY, INC., SUB-ADVISOR

                                   (UNAUDITED)

                HALLMARK EQUITY SERIES--CAPITAL APPRECIATION FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--93.4%

            BANKS--2.6%
 2,600      Wells Fargo & Co.                                                     $    152,880
                                                                                  ------------
            BIOTECHNOLOGY & DRUGS--13.3%
 1,875      Allergan, Inc.                                                             166,687
 2,475      Amgen, Inc.*                                                               135,383
 1,975      Cardinal Health, Inc.                                                      133,727
 4,000      Medtronic, Inc.                                                            191,600
 4,636      Pfizer, Inc.                                                               163,836
                                                                                  ------------
                                                                                       791,233
                                                                                  ------------
            BROADCASTING & CABLE TV--5.6%
 6,125      Comcast Corp. Class A*                                                     173,644
 9,200      Time Warner, Inc.*                                                         156,768
                                                                                  ------------
                                                                                       330,412
                                                                                  ------------
            COMMUNICATIONS--4.2%
 3,500      Fair Isacc Corp.                                                           121,625
 1,905      QUALCOMM, Inc.                                                             127,768
                                                                                  ------------
                                                                                       249,393
                                                                                  ------------
            COMMUNICATIONS EQUIPMENT--4.7%
 6,648      Cisco Systems, Inc.*                                                       147,253
 8,900      Symbol Technologies, Inc.                                                  131,097
                                                                                  ------------
                                                                                       278,350
                                                                                  ------------
            COMPUTER SERVICES--2.4%
 3,325      First Data Corp.                                                           143,939
                                                                                  ------------
            COMPUTER-MEMORY DEVICES--1.3%
 8,000      Lexar Media, Inc.*                                                          75,680
                                                                                  ------------
            E-COMMERCE--5.3%
 2,175      Ebay, Inc.*                                                                193,140
 3,900      Interactive Corp.*                                                         121,914
                                                                                  ------------
                                                                                       315,054
                                                                                  ------------
            FINANCIAL SERVICES--4.7%
 2,900      Citigroup, Inc.                                                            134,647
 2,700      Morgan Stanley                                                             144,477
                                                                                  ------------
                                                                                       279,124
                                                                                  ------------
            HEALTHCARE--10.3%
 1,600      Aetna, Inc.                                                                129,920
 3,500      Medco Health Solutions, Inc.*                                              122,605
 2,000      Quest Diagnostics, Inc.                                                    172,300
 2,200      Zimmer Holdings, Inc.*                                                     187,770
                                                                                  ------------
                                                                                       612,595
                                                                                  ------------
            HUMAN RESOURCES--2.0%
 4,300      Robert Half International, Inc.                                            120,314
                                                                                  ------------
            INSURANCE--2.4%
 2,000      American International Group, Inc.                                         146,600
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            LINEN SUPPLY--3.0%
 4,000      Cintas Corp.                                                          $    181,320
                                                                                  ------------
            NON-DURABLES--3.5%
 4,000      Pepsico, Inc.                                                              213,480
                                                                                  ------------
            PERSONAL & HOUSEHOLD PRODUCTS--2.7%
 3,500      Estee Lauder Companies, Inc.                                               160,265
                                                                                  ------------
            PHARMACEUTICALS--2.8%
 6,800      Ivax Corp.                                                                 165,580
                                                                                  ------------
            RETAIL--6.3%
 3,410      Best Buy Co., Inc.                                                         179,912
 5,100      Costco Wholesale Corp.                                                     192,678
                                                                                  ------------
                                                                                       372,590
                                                                                  ------------
            SCHOOLS--1.9%
 4,200      Devry, Inc.*                                                               113,652
                                                                                  ------------
            SEMICONDUCTOR--4.7%
 3,130      Analog Devices, Inc.                                                       153,840
 4,400      Intel Corp.                                                                125,620
                                                                                  ------------
                                                                                       279,460
                                                                                  ------------
            SOFTWARE & PROGRAMMING--6.7%
 2,300      Electronic Arts, Inc.*                                                     116,909
 6,550      Microsoft Corp.                                                            172,593
 4,025      Veritas Software Corp.*                                                    107,065
                                                                                  ------------
                                                                                       396,567
                                                                                  ------------
            TRUCKING--3.0%
 2,525      United Parcel Service, Inc. Class B                                        181,093
                                                                                  ------------

            TOTAL INVESTMENTS (COST $4,749,420)                            93.4%     5,559,581
            OTHER ASSETS, LESS LIABILITIES                                  6.6        391,961
                                                                          -----   ------------
            NET ASSETS                                                    100.0%  $  5,951,542
                                                                          =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES--CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
  Investments in securities, at value
    (cost $4,749,420)                                        $    5,559,581
  Cash                                                              326,828
  Receivable for securities sold                                    181,532
  Dividends and interest receivable                                   5,479
                                                             --------------
    Total Assets                                                  6,073,420
                                                             --------------

LIABILITIES:
  Payable for securities purchased                                  121,878
                                                             --------------
    Total Liabilities                                               121,878
                                                             --------------
NET ASSETS (Notes 1 & 5)                                     $    5,951,542
                                                             ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)         $          849
  Paid in capital                                                12,111,871
  Accumulated net realized loss on investments                   (6,971,339)
  Net unrealized appreciation on investments                        810,161
                                                             --------------
NET ASSETS                                                   $    5,951,542
                                                             ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,674,973/541,393 shares)                        $         8.64
                                                             ==============
  Class I ($1,276,569/307,665 shares)                        $         4.15
                                                             ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
  Dividends                                                  $       41,212
  Interest                                                              851
                                                             --------------
    Total Investment Income                                          42,063
                                                             --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                          56,027
    Class I                                                          10,684
  Distribution (12b-1) fees - Class R                                11,672
  Interest expense                                                      368
  Trustee fees                                                           57
                                                             --------------
    Total Expenses                                                   78,808
                                                             --------------
    Net Investment Loss                                             (36,745)
                                                             --------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (Note 1):
  Net realized gain on investments                                  471,752
  Net change in unrealized appreciation on
    investments                                                     344,470
                                                             --------------
  Net realized and unrealized gain on
    investments                                                     816,222
                                                             --------------
  Net Increase in Net Assets Resulting from
    Operations                                               $      779,477
                                                             ==============

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                 MAY 31,           MAY 31,
                                                                                  2004              2003
                                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                         $      (36,745)   $      (20,671)
  Net realized gain (loss) on investments                                            471,752        (1,434,185)
  Net change in unrealized appreciation on investments                               344,470           713,640
                                                                              --------------    --------------
  Net increase (decrease) in net assets resulting from operations                    779,477          (741,216)
                                                                              --------------    --------------

CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                       177,718           332,510
  Cost of shares redeemed                                                           (394,151)         (767,473)
                                                                              --------------    --------------
  Net decrease in net assets resulting from capital share transactions              (216,433)         (434,963)
                                                                              --------------    --------------
  Net increase (decrease) in net assets                                              563,044        (1,176,179)

Net Assets:
  Beginning of year                                                                5,388,498         6,564,677
                                                                              --------------    --------------
  End of year                                                                 $    5,951,542    $    5,388,498
                                                                              ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                 HALLMARK INFORMED INVESTORS GROWTH FUND-CLASS R

Informed Investors Class R Return--162.72%
S&P 500 Return--77.47%

                        INFORMED INVESTORS
                        CLASS R RETURN        S&P 500 RETURN
12/31/1994                       $  10,000         $  10,207
 1/31/1995                       $   9,440         $  10,207
 2/28/1995                       $  10,200         $  10,576
 3/31/1995                       $  10,690         $  10,865
 4/30/1995                       $  11,760         $  11,168
 5/31/1995                       $  11,990         $  11,574
 6/30/1995                       $  14,260         $  11,820
 7/31/1995                       $  16,090         $  12,196
 8/31/1995                       $  15,790         $  12,192
 9/30/1995                       $  15,870         $  12,681
10/31/1995                       $  15,350         $  12,618
11/30/1995                       $  14,442         $  13,136
12/31/1995                       $  12,979         $  13,365
 1/31/1996                       $  13,217         $  13,801
 2/29/1996                       $  13,748         $  13,896
 3/31/1996                       $  13,142         $  14,006
 4/30/1996                       $  14,723         $  14,195
 5/31/1996                       $  15,558         $  14,519
 6/30/1996                       $  14,203         $  14,552
 7/31/1996                       $  12,351         $  13,886
 8/31/1996                       $  12,351         $  14,147
 9/30/1996                       $  12,871         $  14,914
10/31/1996                       $  12,654         $  15,303
11/30/1996                       $  13,098         $  16,426
12/31/1996                       $  13,143         $  16,073
 1/31/1997                       $  14,104         $  17,059
 2/28/1997                       $  13,251         $  17,160
 3/31/1997                       $  12,146         $  16,428
 4/30/1997                       $  12,963         $  17,388
 5/31/1997                       $  13,792         $  18,406
 6/30/1997                       $  14,380         $  19,206
 7/31/1997                       $  16,351         $  20,707
 8/31/1997                       $       0         $  19,517
 9/30/1997                       $  17,444         $  20,555
10/31/1997                       $  16,963         $  19,846
11/30/1997                       $  15,630         $  20,731
12/31/1997                       $  15,636         $  21,057
 1/31/1998                       $  15,465         $  21,271
 2/28/1998                       $  16,258         $  22,769
 3/31/1998                       $  16,646         $  23,906
 4/30/1998                       $  16,864         $  24,123
 5/31/1998                       $  16,258         $  23,669
 6/30/1998                       $  18,340         $  24,603
 7/31/1998                       $  18,247         $  24,317
 8/31/1998                       $  15,170         $  20,772
 9/30/1998                       $  17,361         $  22,068
10/31/1998                       $  16,226         $  23,840
11/30/1998                       $  17,190         $  25,249
12/31/1998                       $  19,854         $  26,673
 1/31/1999                       $  24,392         $  27,766
 2/28/1999                       $  21,292         $  26,870
 3/31/1999                       $  24,523         $  27,912
 4/30/1999                       $  25,774         $  28,971
 5/31/1999                       $  23,122         $  28,248
 6/30/1999                       $  25,644         $  29,786
 7/31/1999                       $  24,187         $  28,831
 8/31/1999                       $  26,036         $  28,651
 9/30/1999                       $  25,700         $  27,833
10/31/1999                       $  27,493         $  29,574
11/30/1999                       $  34,553         $  30,137
12/31/1999                       $  45,635         $  31,881
 1/31/2000                       $  45,541         $  30,258
 2/29/2000                       $  64,528         $  29,649
 3/31/2000                       $  54,494         $  32,517
 4/30/2000                       $  45,870         $  31,516
 5/31/2000                       $  38,632         $  30,825
 6/30/2000                       $  42,369         $  31,563
 7/31/2000                       $  39,831         $  31,047
 8/31/2000                       $  47,773         $  32,931
 9/30/2000                       $  45,071         $  31,170
10/31/2000                       $  38,374         $  31,016
11/30/2000                       $  37,692         $  28,533
12/31/2000                       $  39,408         $  28,648
 1/31/2001                       $  32,476         $  29,640
 2/28/2001                       $  25,802         $  26,905
 3/31/2001                       $  24,439         $  25,177
 4/30/2001                       $  24,862         $  27,111
 5/31/2001                       $  25,338         $  27,249
 6/30/2001                       $  25,534         $  26,568
 7/31/2001                       $  25,780         $  26,282
 8/31/2001                       $  23,593         $  24,597
 9/30/2001                       $  21,307         $  22,587
10/31/2001                       $  22,487         $  22,996
11/30/2001                       $  24,207         $  24,724
12/31/2001                       $  24,109         $  24,912
 1/31/2002                       $  23,863         $  24,524
 2/28/2002                       $  23,372         $  24,014
 3/31/2002                       $  23,642         $  24,897
 4/30/2002                       $  23,470         $  23,368
 5/31/2002                       $  22,880         $  23,155
 6/30/2002                       $  22,241         $  21,477
 7/31/2002                       $  20,963         $  19,781
 8/31/2002                       $  20,865         $  19,877
 9/30/2002                       $  20,447         $  17,690
10/31/2002                       $  19,907         $  19,220
11/30/2002                       $  19,808         $  20,317
12/31/2002                       $  18,457         $  19,091
 1/31/2003                       $  18,579         $  18,567
 2/28/2003                       $  18,285         $  18,252
 3/31/2003                       $  18,211         $  18,404
 4/30/2003                       $  19,292         $  19,896
 5/31/2003                       $  20,890         $  20,909
 6/30/2003                       $  21,135         $  21,145
 7/31/2003                       $  22,069         $  21,488
 8/31/2003                       $  22,979         $  21,872
 9/30/2003                       $  22,487         $  21,611
10/31/2003                       $  24,084         $  22,799
11/30/2003                       $  24,846         $  22,961
12/31/2003                       $  25,952         $  24,127
 1/31/2004                       $  26,862         $  24,544
 2/29/2004                       $  27,427         $  24,844
 3/31/2004                       $  26,984         $  24,437
 4/30/2004                       $  26,149         $  16,813
 5/31/2004                       $  26,272         $  17,747

To the Shareholders of the Hallmark Informed Investors Growth Fund:

A year ago, we had just assumed the role of portfolio manager for the Hallmark Informed Investors Growth Fund (the "Fund"). We were excited at the opportunities and challenges. Moreover, we saw evidence of "the light at the end of the tunnel" as optimism returned following the war in Iraq and there were signs of an economic recovery. Subsequently, the markets rallied fast and furious as money kept pouring into stocks and investors sought risk over quality to take the greatest advantage of the rising market.

Strangely, only a year later, optimism about Iraq and the economy has seemingly turned back to worry. The continual violence in Iraq, the prospect of rising interest rates and (up until recently) the jobless recovery have continued to cast a dark cloud on the market, as it has made very little absolute progress this year, while showing a great deal of volatility.

We are quite pleased with how the Fund has weathered all of this volatility and uncertainty. For the period from April 2003, when we took over portfolio management to May 31, 2004, the Fund is up 42.7% versus a gain of 27.4% for the S&P 500, with approximately the same volatility as that index. It appears that the market is again rewarding companies possessing integrity, solid earnings, and strong cash flows with superior returns. We believe that we are well positioned in this environment and remain confident in our systematic approach of quantitatively analyzing executive behavior, earnings quality, and company fundamentals.

                                                                CLASS R    CLASS I    S&P 500
                                                                -------    -------    -------
Performance for the year ended 5/31/04                           25.76%     26.47%     16.30%

CARR BETTIS, PHD,
PRESIDENT & CHIEF COMPLIANCE OFFICER,
PINNACLE INVESTMENT ADVISORS, SUB-ADVISOR

                                   (UNAUDITED)

             HALLMARK EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--98.7%

            AUDIO & VIDEO PRODUCTS--1.2%
13,000      Imax Corp.*                                                           $     72,280
                                                                                  ------------
            AUTOMOBILES--2.9%
 4,800      Autonation, Inc.                                                            80,016
 3,300      United Auto Group, Inc.                                                     95,469
                                                                                  ------------
                                                                                       175,485
                                                                                  ------------
            BANKING--1.8%
 3,000      J.P. Morgan Chase & Co.                                                    110,520
                                                                                  ------------
            BIOTECHNOLOGY & DRUGS--1.5%
 4,500      Perrigo Co.                                                                 92,070
                                                                                  ------------
            BEVERAGES--2.5%
 3,000      The Coca-Cola Co.                                                          154,050
                                                                                  ------------
            BROADCASTING & CABLE TV--3.4%
 3,500      Comcast Corp. - Class A Shares*                                            101,325
 4,500      The Walt Disney Co.                                                        105,615
                                                                                  ------------
                                                                                       206,940
                                                                                  ------------
            BUSINESS SERVICES--3.3%
 2,000      Corrections Corp. of America*                                               76,520
 3,500      Equifax, Inc.                                                               85,785
 2,800      TRM Corp.*                                                                  38,836
                                                                                  ------------
                                                                                       201,141
                                                                                  ------------
            COMMUNICATION EQUIPMENT--4.0%
 7,000      Cisco Systems, Inc.*                                                       155,050
25,700      Lucent Technologies, Inc.*                                                  91,749
                                                                                  ------------
                                                                                       246,799
                                                                                  ------------
            COMMUNICATION SERVICES--1.9%
 4,800      SBC Communications, Inc.                                                   113,760
                                                                                  ------------
            COMPUTER NETWORKS--1.1%
 4,800      Convergys Corp.*                                                            70,464
                                                                                  ------------
            COMPUTER PERIPHERALS--2.9%
 8,500      Hewlett-Packard Co.                                                        180,540
                                                                                  ------------
            COMPUTER SOFTWARE--5.9%
 2,900      Autodesk, Inc.                                                             103,994
11,000      Entrust, Inc.*                                                              50,600
 7,900      Microsoft Corp.                                                            208,165
                                                                                  ------------
                                                                                       362,759
                                                                                  ------------
            COMPUTER STORAGE DEVICES--1.4%
 7,700      EMC Corp.*                                                                  86,548
                                                                                  ------------
            DRUGS & HEALTH CARE--6.4%
 2,200      Abbott Laboratories                                                         90,662
 5,000      Bristol-Myers Squibb Co.                                                   126,350

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            DRUGS & HEALTH CARE (CONTINUED)
 2,100      Medco Health Solutions, Inc.*                                         $     73,563
 2,200      Merck & Co., Inc.                                                          104,060
                                                                                  ------------
                                                                                       394,635
                                                                                  ------------
            ELECTRIC UTILITIES--6.1%
 9,200      CenterPoint Energy, Inc.                                                    99,728
 3,800      Edison International                                                        91,732
 3,200      General Electric Co.                                                        99,584
 2,200      TXU Corp.                                                                   82,214
                                                                                  ------------
                                                                                       373,258
                                                                                  ------------
            ELECTRONICS INSTRUMENTS--0.7%
 4,400      Power-One Inc.*                                                             44,352
                                                                                  ------------
            FINANCIAL SERVICES--2.8%
 1,100      Bear Stearns Cos.                                                           89,166
 2,200      Regions Financial Corp.                                                     83,644
                                                                                  ------------
                                                                                       172,810
                                                                                  ------------
            FOOD PROCESSORS--4.2%
 6,400      Conagra Foods, Inc.                                                        179,968
 1,700      General Mills, Inc.                                                         78,285
                                                                                  ------------
                                                                                       258,253
                                                                                  ------------
            FORESTRY & WOOD PRODUCTS--1.4%
 2,700      Plum Creek Timber Co.                                                       84,564
                                                                                  ------------
            HEALTH INSURANCE PRODUCTS--1.4%
 1,000      Anthem, Inc.*                                                               88,530
                                                                                  ------------
            HEALTHCARE FACILITIES--4.0%
 3,400      Apria Healthcare Group, Inc.*                                               95,472
 6,000      Curative Health Services, Inc.*                                             63,120
 7,200      Tenet Healthcare Corp.*                                                     85,824
                                                                                  ------------
                                                                                       244,416
                                                                                  ------------
            HOME PRODUCTS--1.7%
 1,600      Kimberly-Clark Corp.                                                       105,440
                                                                                  ------------
            HOTELS & MOTELS--1.4%
 3,800      Cendant Corp.                                                               87,172
                                                                                  ------------
            INSURANCE--12.0%
 1,400      Aetna, Inc.                                                                113,680
 5,000      American Financial Group, Inc.                                             151,050
 4,900      Humana, Inc.*                                                               83,643
 3,300      Metlife, Inc.                                                              117,315
 7,500      Ohio Casualty Corp.*                                                       140,625
 2,300      Partnerre Ltd.                                                             128,524
                                                                                  ------------
                                                                                       734,837
                                                                                  ------------
            MACHINERY--1.3%
 3,000      Gardner Denver, Inc.*                                                       78,570
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            OIL & GAS--4.0%
 3,800      Exxon Mobil Corp.                                                     $    164,350
 2,500      Marathon Oil Corp.                                                          83,350
                                                                                  ------------
                                                                                       247,700
                                                                                  ------------
            PERSONAL & HOUSEHOLD PRODUCTS--1.9%
 1,100      Procter & Gamble Co.                                                       118,602
                                                                                  ------------
            PERSONAL SERVICES--1.3%
11,300      Service Corp. International*                                                81,360
                                                                                  ------------
            RETAIL--6.3%
 4,700      Home Depot, Inc.                                                           168,824
 1,800      Target Corp.                                                                80,460
 4,400      TOYS "R" US, Inc.*                                                          69,168
 1,800      Sears, Roebuck & Co.                                                        68,400
                                                                                  ------------
                                                                                       386,852
                                                                                  ------------
            SEMICONDUCTORS-COMPONTENTS--4.0%
 6,300      Infineon Technologies ADR*                                                  85,113
13,500      On Semiconductor Corp.*                                                     78,165
15,000      Vitesse Semiconductor Corp.*                                                81,900
                                                                                  ------------
                                                                                       245,178
                                                                                  ------------
            TELEPHONE UTILITIES--1.2%
 8,000      Talk America Holdings, Inc.*                                                75,280
                                                                                  ------------
            TOBACCO--2.8%
 3,600      Altria Group, Inc.                                                         172,692
                                                                                  ------------

            TOTAL INVESTMENTS (COST $6,025,861)                            98.7%     6,067,857
            OTHER ASSETS                                                    1.3         77,333
                                                                          -----   ------------
            NET ASSETS                                                    100.0%  $  6,145,190
                                                                          =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
  Investments in securities, at value
    (cost $6,025,861)                                        $    6,067,857
  Cash                                                               70,211
  Dividends receivable                                                7,122
                                                             --------------
TOTAL NET ASSETS (Notes 1 & 5)                               $    6,145,190
                                                             ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)         $          591
  Paid in capital                                                13,963,785
  Accumulated net realized loss on investments                   (7,861,182)
  Net unrealized appreciation on investments                         41,996
                                                             --------------
NET ASSETS                                                   $    6,145,190
                                                             ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($5,064,273/473,883 shares)                        $        10.69
                                                             ==============
  Class I ($1,080,917/117,297 shares)                        $         9.22
                                                             ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
  Dividends*                                                 $       75,418
  Interest                                                            1,905
                                                             --------------
    Total Investment Income                                          77,323
                                                             --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                          62,604
    Class I                                                           9,687
  Distribution (12b-1) fees - Class R                                12,039
  Interest expense                                                      204
  Trustee fees                                                           54
                                                             --------------
    Total Expenses                                                   84,588
                                                             --------------
    Net Investment Loss                                              (7,265)
                                                             --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
  Net realized gain on investments                                1,760,318
  Net change in unrealized depreciation on
    investments                                                    (484,836)
                                                             --------------
  Net realized and unrealized gain on
    investments                                                   1,275,482
                                                             --------------
  Net Increase in Net Assets Resulting from
    Operations                                               $    1,268,217
                                                             ==============

----------
* Dividends are net of foreign tax withholdings of $130

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                 MAY 31,           MAY 31,
                                                                                  2004              2003
                                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                         $       (7,265)   $      (14,300)
  Net realized gain (loss) on investments                                          1,760,318        (1,135,266)
  Net change in unrealized appreciation (depreciation) on investments               (484,836)          602,068
                                                                              --------------    --------------
  Net increase (decrease) in net assets resulting from operations                  1,268,217          (547,498)
                                                                              --------------    --------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                       481,846           392,805
  Cost of shares redeemed                                                           (623,085)         (886,575)
                                                                              --------------    --------------
  Net decrease in net assets resulting from capital share transactions              (141,239)         (493,770)
                                                                              --------------    --------------
  Net increase (decrease) in net assets                                            1,126,978        (1,041,268)

NET ASSETS:
  Beginning of year                                                                5,018,212         6,059,480
                                                                              --------------    --------------
  End of year                                                                 $    6,145,190    $    5,018,212
                                                                              ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                   HALLMARK INTERNATIONAL EQUITY FUND-CLASS R

International Equity Class R Return--23.27%
EAFE Return--16.96%

                    INTERNATIONAL EQUITY
                    CLASS R RETURN          EAFE RETURN
 7/31/1995                     $   9,910      $  10,064
 8/31/1995                     $   9,840      $   9,667
 9/30/1995                     $  10,080      $   9,843
10/31/1995                     $  10,110      $   9,566
11/30/1995                     $  10,200      $   9,819
12/31/1995                     $  10,510      $  10,201
 1/31/1996                     $  10,960      $  10,231
 2/29/1996                     $  11,180      $  10,252
 3/31/1996                     $  11,180      $  10,456
 4/30/1996                     $  11,250      $  10,747
 5/31/1996                     $  11,260      $  10,535
 6/30/1996                     $  11,310      $  10,581
 7/31/1996                     $  10,800      $  10,258
 8/31/1996                     $  11,170      $  10,266
 9/30/1996                     $  11,280      $  10,525
10/31/1996                     $  11,430      $  10,403
11/30/1996                     $  11,940      $  10,802
12/31/1996                     $  12,180      $  10,649
 1/31/1997                     $  12,230      $  10,262
 2/28/1997                     $  12,420      $  10,416
 3/31/1997                     $  12,210      $  10,440
 4/30/1997                     $  11,830      $  10,482
 5/31/1997                     $  12,590      $  11,150
 6/30/1997                     $  13,050      $  11,751
 7/31/1997                     $  13,200      $  11,927
 8/31/1997                     $  11,670      $  11,023
 9/30/1997                     $  12,410      $  11,627
10/31/1997                     $  10,840      $  10,719
11/30/1997                     $  10,860      $  10,596
12/31/1997                     $  11,120      $  10,674
 1/31/1998                     $  10,980      $  11,148
 2/28/1998                     $  12,030      $  11,849
 3/31/1998                     $  12,730      $  12,200
 4/30/1998                     $  12,820      $  12,282
 5/31/1998                     $  13,070      $  12,208
 6/30/1998                     $  13,350      $  12,286
 7/31/1998                     $  13,740      $  12,397
 8/31/1998                     $  12,250      $  10,846
 9/30/1998                     $  11,390      $  10,499
10/31/1998                     $  11,880      $  11,578
11/30/1998                     $  12,680      $  12,157
12/31/1998                     $  13,230      $  12,621
 1/31/1999                     $  13,210      $  12,570
 2/28/1999                     $  12,600      $  12,255
 3/31/1999                     $  12,850      $  12,752
 4/30/1999                     $  13,580      $  13,253
 5/31/1999                     $  12,550      $  12,556
 6/30/1999                     $  13,940      $  13,030
 7/31/1999                     $  14,280      $  13,402
 8/31/1999                     $  14,820      $  13,435
 9/30/1999                     $  15,170      $  13,555
10/31/1999                     $  16,270      $  14,047
11/30/1999                     $  19,420      $  14,520
12/31/1999                     $  22,170      $  15,809
 1/31/2000                     $  20,490      $  14,791
 2/29/2000                     $  24,340      $  15,174
 3/31/2000                     $  22,590      $  15,748
 4/30/2000                     $  20,130      $  14,904
 5/31/2000                     $  20,490      $  14,526
 6/30/2000                     $  21,030      $  15,078
 7/31/2000                     $  21,140      $  14,431
 8/31/2000                     $  21,530      $  14,542
 9/30/2000                     $  21,090      $  13,820
10/31/2000                     $  19,900      $  13,479
11/30/2000                     $  18,200      $  12,960
12/31/2000                     $  18,818      $  13,406
 1/31/2001                     $  18,830      $  13,396
 2/28/2001                     $  16,898      $  12,380
 3/31/2001                     $  14,929      $  11,524
 4/30/2001                     $  15,593      $  12,301
 5/31/2001                     $  15,054      $  11,832
 6/30/2001                     $  14,765      $  11,331
 7/31/2001                     $  14,314      $  11,120
 8/31/2001                     $  13,800      $  10,819
 9/30/2001                     $  12,369      $   9,710
10/31/2001                     $  12,244      $   9,956
11/30/2001                     $  12,608      $  10,315
12/31/2001                     $  12,702      $  10,374
 1/31/2002                     $  12,134      $   9,819
 2/28/2002                     $  12,147      $   9,875
 3/31/2002                     $  12,909      $  10,428
 4/30/2002                     $  12,689      $  10,426
 5/31/2002                     $  12,573      $  10,523
 6/30/2002                     $  12,224      $  10,087
 7/31/2002                     $  11,126      $   9,084
 8/31/2002                     $  10,867      $   9,041
 9/30/2002                     $   9,730      $   8,058
10/31/2002                     $  10,079      $   8,485
11/30/2002                     $  10,544      $   8,860
12/31/2002                     $   9,588      $   8,557
 1/31/2003                     $   9,562      $   8,196
 2/28/2003                     $   9,472      $   7,993
 3/31/2003                     $   9,136      $   7,802
 4/30/2003                     $   9,743      $   8,534
 5/31/2003                     $  10,609      $   9,016
 6/30/2003                     $  10,906      $   9,214
 7/31/2003                     $  10,984      $   9,427
 8/31/2003                     $  11,203      $   9,630
 9/30/2003                     $  11,436      $   9,911
10/31/2003                     $  12,431      $  10,523
11/30/2003                     $  12,082      $  10,741
12/31/2003                     $  12,728      $  11,576
 1/31/2004                     $  12,689      $  11,735
 2/29/2004                     $  13,077      $  11,991
 3/31/2004                     $  12,870      $  12,010
 4/30/2004                     $  12,315      $  11,703
 5/31/2004                     $  12,327      $  11,696

To the Shareholders of the Hallmark International Equity Fund:

The Hallmark International Equity Fund under performed its benchmark due to the heavier weightings given to China- and Hong Kong-related equities. The Fund also had a higher than average weighting in natural resource material companies that are tied into the Chinese economy. The Chinese government's planned tightening of the credit available to these sectors of their economy caused stocks to decline. The Fund cut back its exposure to this market, but the decline was already underway. The long-term growth outlook for China is still superior and we are still maintaining our exposure to this economy, although it is reduced from earlier levels. The Fund is positioned for an expected advance in China-related stocks in the coming months. Japan grew in attractiveness and has become the Fund's primary market in Asia.

Also contributing to the Fund's underperformance were investments in Thailand and Brazil. While these markets still have long term potential, especially Thailand, political uncertainties during the period caused weakness in the equity markets.

                                                                CLASS R    CLASS I     EAFE
                                                                -------    -------    ------
Performance for the year ended 5/31/04                           16.20%     16.79%    29.71%

NICHOLAS REITENBACH,
CHIEF INVESTMENT OFFICER-INTERNATIONAL,
PINNACLE INTERNATIONAL MANAGEMENT, LLC , SUB-ADVISOR

                                   (UNAUDITED)

                HALLMARK EQUITY SERIES--INTERNATIONAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS--MAY 31,2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--91.8%

            AUSTRIA--1.3%
   100      Erste Bank der oesterreichischen Sparkassen AG                        $     15,418
   325      Wienerberger AG+                                                            10,980
                                                                                  ------------
                                                                                        26,398
                                                                                  ------------
            BELGIUM--1.3%
   235      Colruyt N.V.                                                                25,448
                                                                                  ------------
            CANADA--0.9%
   575      Cott Corp.*                                                                 18,242
                                                                                  ------------
            FINLAND--2.2%
   240      Nokian Renkaat Oyj                                                          22,289
   740      TietoEnator Oyj                                                             22,079
                                                                                  ------------
                                                                                        44,368
                                                                                  ------------
            FRANCE--1.8%
 1,925      Alcatel S.A.                                                                27,779
   150      BNP Paribas S.A.                                                             9,232
                                                                                  ------------
                                                                                        37,011
                                                                                  ------------
            GERMANY--3.6%
   280      Deutsche Bank AG                                                            22,182
 1,125      Deutsche Telekom AG                                                         18,894
   195      SAPAG                                                                       31,434
                                                                                  ------------
                                                                                        72,510
                                                                                  ------------
            HONG KONG--9.4%
 6,000      Anhui Conch Cement Co., Ltd.                                                 7,583
62,000      Anhui Expressway Co., Ltd.                                                  25,655
 5,500      BOC Hong Kong (Holdings) Ltd.                                                9,561
45,000      CITIC International Financial Holdings Ltd.                                 17,466
48,000      Demway Motors Ltd.                                                          22,479
14,000      Global Biochem Technology Group Co., Ltd.                                   10,149
13,000      Hong Kong & China Gas Co., Ltd.                                             20,766
24,000      Huaneng Power International, Inc.                                           22,633
 4,000      Sun Hung Kai Properties Ltd.                                                34,129
 2,500      Techtronic Industries Co., Ltd.                                              3,945
36,000      Xinao Gas Holdings Ltd.*                                                    16,628
                                                                                  ------------
                                                                                       190,994
                                                                                  ------------
            HUNGARY--1.3%
   660      OTP Bank                                                                    26,690
                                                                                  ------------
            INDIA--3.2%
   750      Bajaj Auto Ltd.                                                             14,288
   900      HDFC Bank Ltd. ADR                                                          25,488
   905      ICICI Bank Ltd. ADR                                                         11,647
   150      Infosys Technology Ltd. ADR                                                 12,413
                                                                                  ------------
                                                                                        63,836
                                                                                  ------------
            INDONESIA--0.9%
22,500      PT Telekomunikasi Indonesia                                                 17,965
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                            ------------
            COMMON STOCKS (CONTINUED)

            IRELAND--2.4%
 3,130      Anglo Irish Bank Corp. PLC                                            $     49,402
                                                                                  ------------
            ISRAEL--1.5%
   450      Teva Pharmaceutical Industries Ltd. ADR                                     29,777
                                                                                  ------------
            JAPAN--24.9%
   400      Aeon Credit Service Co., Ltd.                                               26,153
   210      Canon Inc. ADR                                                              10,410
     9      eAccess, Ltd.*                                                              47,420
   300      Fast Retailing Co., Inc.                                                    22,217
   300      Fuji Soft ABC Inc.                                                           9,972
   240      Goldcrest Co., Ltd.                                                         14,727
 1,200      Honda Motor Co., Inc. ADR                                                   25,920
   300      Hoya Corp.                                                                  31,641
     9      Mizuho Financial Group, Inc.                                                38,873
 3,000      Mitsui Fudosan Co., Ltd.                                                    33,424
 6,000      Mitsui O.S.K. Lines, Ltd.                                                   28,874
 3,000      Mitsui Sumitomo Insurance Co., Ltd.                                         26,737
   800      Park24 Co., Ltd.                                                            26,299
 1,000      Stanley Electric Co., Ltd.                                                  17,012
 3,000      Sumitomo Realty & Development Co., Ltd.                                     31,942
 2,000      Takashimaya Co., Ltd.                                                       22,044
   400      TDK Corp.                                                                   28,637
 1,000      Toto, Ltd.                                                                  10,684
   600      Toyota Motor Corp.                                                          21,916
   240      USS Co., Ltd.                                                               18,628
     1      Yahoo Japan Corp.*                                                          10,501
                                                                                  ------------
                                                                                       504,031
                                                                                  ------------
            MEXICO--0.8%
   480      America Movil S.A. de C.V. ADR                                              16,824
                                                                                  ------------
            NORWAY--0.5%
 1,075      Tandberg ASA                                                                10,765
                                                                                  ------------
            RUSSIA--1.8%
   200      AO VimpelCom ADR*                                                           18,450
   150      Mobile Telesystems ADR                                                      17,610
                                                                                  ------------
                                                                                        36,060
                                                                                  ------------
            SINGAPORE--2.9%
 3,000      DBS Group Holdings Ltd.                                                     24,918
 1,210      Flextronic International Ltd.*                                              21,248
19,000      MFS Technology, Ltd.                                                        12,983
                                                                                  ------------
                                                                                        59,149
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                            ------------
            COMMON STOCKS (CONTINUED)

            SOUTH KOREA--4.6%
 1,280      Amotech Co., Ltd.*                                                    $     23,943
 2,230      Hankook Tire Co., Ltd.                                                      17,127
   450      Hyundai Motor Co.                                                           16,874
   295      POSCO ADR                                                                    9,381
    60      Samsung Electronics Co., Ltd.                                               26,170
                                                                                  ------------
                                                                                        93,495
                                                                                  ------------
            SPAIN--3.9%
 2,170      Banco Santander Central Hispano S.A.                                        22,957
   785      Gamesa Corporacion Tecnologica, S.A.                                        35,218
   520      Grupo Ferrovial, S.A.                                                       20,629
                                                                                  ------------
                                                                                        78,804
                                                                                  ------------
            SWEDEN--0.9%
 6,780      Telefonaktiebolaget LM Ericsson *                                           18,888
                                                                                  ------------
            SWITZERLAND--11.3%
   225      Actelion Ltd.*                                                              24,669
    48      Geberit AG                                                                  30,811
   200      Nobel Biocare Holding AG                                                    29,663
 1,190      Phonak Holding AG                                                           35,488
   300      Roche Holding AG                                                            31,576
   200      Straumann AG                                                                41,305
   300      Synthes, Inc.                                                               35,284
                                                                                  ------------
                                                                                       228,796
                                                                                  ------------
            THAILAND--3.4%
48,000      Italian-Thai Development Public Co., Ltd.                                   11,600
 6,700      PTT Public Co., Ltd.                                                        26,106
 5,400      The Siam Cement Public Co., Ltd.                                            30,629
                                                                                  ------------
                                                                                        68,335
                                                                                  ------------
            UNITED KINGDOM--5.7%
 2,425      Allied Domecq PLC                                                           20,373
   740      Man Group PLC                                                               22,155
 1,290      Reckitt Benckiser PLC                                                       34,935
 3,570      Smith & Nephew PLC                                                          37,416
                                                                                  ------------
                                                                                       114,879
                                                                                  ------------
            UNITED STATES--1.3%
   655      Autoliv, Inc.                                                               27,084
                                                                                  ------------

            Total Common Stocks (Cost $1,629,872)                                    1,859,751
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            PREFERRED STOCKS--3.0%

            GERMANY--3.0%
    64      Porsche AG                                                            $     43,370
 1,030      ProSiebenSAT.1 Media AG                                                     16,897
                                                                                  ------------
                                                                                        60,267
                                                                                  ------------

            Total Preferred Stocks (Cost $58,569)                                       60,267
                                                                                  ------------

            TOTAL INVESTMENTS (COST $1,688,441)                            94.8%     1,920,018
            OTHER ASSETS, LESS LIABILITIES                                  5.2        104,887
                                                                          -----   ------------
            NET ASSETS                                                    100.0%  $  2,024,905
                                                                          =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depository Receipt.
+ Includes warrants from the same issuer that have no market value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES--INTERNATIONAL EQUITY FUND
                              INDUSTRY COMPOSITION

INDUSTRY                                                                               PERCENT
--------                                                                               -------
Auto/Truck Manufacturer                                                                   9.4%
Automobile Equipment                                                                      1.9
Beverages                                                                                 0.9
Biotech & Medical Devices                                                                 6.8
Building & Housing                                                                        5.5
Commercial Banks.                                                                         8.7
Computer Software                                                                         2.0
Construction & Engineering                                                                0.6
Consumer Products                                                                         1.8
Consumer Service                                                                          1.3
Credit & Finance                                                                          1.3
Distribution Companies                                                                    0.8
Drug & Health Care                                                                        6.3
Electricity & Gas Utility                                                                 1.7
Electical Equipment                                                                       0.9
Electronics                                                                               4.5
Financial Services                                                                        2.8
Food & Drink                                                                              2.3
Food Processing                                                                           0.5
Industrial                                                                                0.2
Insurance Companies                                                                       1.3
Internet Content                                                                          0.5
Iron/Steel                                                                                0.5
Information Technology Services                                                           1.7
Media                                                                                     0.8
Money Center Banks                                                                        4.8
Office Automation & Equipment                                                             0.5
Oil-International                                                                         1.3
Public Utilities                                                                          3.4
Real Estate Development                                                                   3.2
Real Estate Investment                                                                    0.7
Retailing                                                                                 2.2
Semi-Conductors                                                                           1.6
Telecommunications                                                                        7.6
Telephone Utilities                                                                       2.3
Transportation                                                                            1.4
Wireless Telephone                                                                        0.8
Other Assets, Less Liabilities                                                            5.2
                                                                                        ------
                                                                                        100.0%
                                                                                        ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
  Investments in securities, at value
    (cost $1,688,441)                                                             $  1,920,018
  Cash                                                                                 171,737
  Dividends receivable                                                                  10,920
                                                                                  ------------
    Total Assets                                                                     2,102,675
                                                                                  ------------

LIABILITIES:
  Payable for securities purchased                                                      77,770
                                                                                  ------------
    Total Liabilities                                                                   77,770
                                                                                  ------------
NET ASSETS (Notes 1 & 5)                                                          $  2,024,905
                                                                                  ============

COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001 per share)                               $        221
  Paid in capital                                                                    4,915,953
  Accumulated net investment loss                                                      (58,578)
  Accumulated net realized loss on investments
    and foreign currency transactions                                               (3,064,968)
  Net unrealized appreciation on investments and
    translation of foreign currency                                                    232,277
                                                                                  ------------
NET ASSETS                                                                        $  2,024,905
                                                                                  ============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,593,338/167,032 shares)                                             $       9.54
                                                                                  ============
  Class I ($431,567/53,510 shares)                                                $       8.07
                                                                                  ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
  Dividends*                                                                      $     37,356
                                                                                  ------------
    Total Investment Income                                                             37,356
                                                                                  ------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                             24,130
    Class I                                                                              5,082
Distribution (12b-1) fees                                                                3,892
Interest expense                                                                         1,667
Trustee fees                                                                                19
                                                                                  ------------
    Total Expenses                                                                      34,790
                                                                                  ------------
    Net Investment Income                                                                2,566
                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (Note 1):
  Net realized gain on investments                                                     337,640
  Net realized loss on foreign currency transactions                                   (88,778)
  Net change in unrealized appreciation on investments                                  26,493
  Net change in unrealized loss on translation
    of foreign currency                                                                 (1,622)
                                                                                  ------------
  Net realized and unrealized gain on investments                                      273,733
                                                                                  ------------
  Net Increase in Net Assets Resulting from Operations                            $    276,299
                                                                                  ============

----------
* Dividends are net of foreign tax withholdings of $2,855

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                      MAY 31,           MAY 31,
                                                                                       2004              2003
                                                                                   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                                     $        2,566    $       (9,602)
  Net realized gain (loss) on investment transactions                                     337,640          (819,998)
  Net realized loss on foreign currency transactions                                      (88,778)         (118,981)
  Net change in unrealized appreciation (depreciation) on investments                      26,493          (707,896)
  Net change in unrealized depreciation on foreign currency transactions                   (1,622)            1,784
                                                                                   --------------    --------------
  Net increase (decrease) in net assets resulting from operations                         276,299        (1,654,693)
                                                                                   --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                        501,216         1,395,581
  Cost of shares redeemed                                                                (486,328)       (6,472,363)
                                                                                   --------------    --------------
  Net increase (decrease) in net assets resulting from capital share transactions          14,888        (5,076,782)
                                                                                   --------------    --------------
  Net increase (decrease) in net assets                                                   291,187        (6,731,475)

NET ASSETS:
  Beginning of year                                                                     1,733,718         8,465,193
                                                                                   --------------    --------------
  End of year                                                                      $    2,024,905    $    1,733,718
                                                                                   ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                  HALLMARK INTERNATIONAL SMALL-CAP FUND-CLASS R

International Small-Cap Class R Return--19.14%
Small Cap EAFE Return--(12.90)%

                     INTERNATIONAL SMALL-CAP      SMALL CAP
                     CLASS R RETURN              EAFE RETURN
 8/31/2000                         $  10,330       $  10,473
 9/30/2000                         $  10,470       $   9,871
10/31/2000                         $   9,710       $   9,184
11/30/2000                         $   9,110       $   9,156
12/31/2000                         $   9,420       $   9,186
 1/31/2001                         $   9,260       $   9,456
 2/28/2001                         $   8,400       $   9,261
 3/31/2001                         $   7,230       $   8,520
 4/30/2001                         $   7,420       $   9,226
 5/31/2001                         $   7,320       $   9,172
 6/30/2001                         $   7,390       $   8,885
 7/31/2001                         $   7,260       $   8,511
 8/31/2001                         $   7,240       $   8,595
 9/30/2001                         $   6,400       $   7,421
10/31/2001                         $   6,700       $   7,789
11/30/2001                         $   6,680       $   8,083
12/31/2001                         $   6,830       $   7,873
 1/31/2002                         $   6,780       $   7,681
 2/28/2002                         $   7,070       $   7,805
 3/31/2002                         $   7,300       $   8,309
 4/30/2002                         $   7,590       $   8,556
 5/31/2002                         $   7,950       $   8,914
 6/30/2002                         $   7,980       $   8,565
 7/31/2002                         $   7,120       $   7,898
 8/31/2002                         $   7,000       $   7,789
 9/30/2002                         $   6,620       $   7,160
10/31/2002                         $   6,550       $   7,063
11/30/2002                         $   6,540       $   7,261
12/31/2002                         $   6,630       $   7,118
 1/31/2003                         $   6,520       $   7,014
 2/28/2003                         $   6,560       $   6,950
 3/31/2003                         $   6,560       $   6,864
 4/30/2003                         $   6,880       $   7,477
 5/31/2003                         $   7,530       $   8,092
 6/30/2003                         $   7,710       $   8,510
 7/31/2003                         $   7,900       $   8,764
 8/31/2003                         $   8,180       $   9,336
 9/30/2003                         $   8,770       $   9,871
10/31/2003                         $   9,900       $  10,650
11/30/2003                         $   9,420       $  10,599
12/31/2003                         $   9,815       $  11,230
 1/31/2004                         $   9,701       $  11,796
 2/29/2004                         $   9,815       $  12,125
 3/31/2004                         $   9,402       $  12,556
 4/30/2004                         $   9,041       $  12,147
 5/31/2004                         $   8,710       $  11,914

To the Shareholders of the Hallmark International Small-Cap Fund:

For the year ending May 31, 2004, the Hallmark International Small-Cap Fund was marked by continued strength during the first half, followed by a decline in the second half. In general, the over weighting in China and emphasis on information technology services, software and semiconductor-related companies that had helped the Fund outperform its benchmark (the S&P/Citigroup EMI World ex-U.S. Growth Index), for the six months ended November 30, 2003, was hurt by fears of inflation, interest rates increases, rising oil prices and the economic slowdown in China.

In June 2003, the Fund was invested heavily in China-related companies traded in Hong Kong, which then comprised roughly one-quarter of its assets. The Fund was diversified across the food & beverage, pharmaceutical, services and manufacturing industries. In September, the Fund's focus turned to commodity-related companies in copper, steel, and aluminum, which had been benefiting from China's tremendous growth and pent-up demand for raw materials and a declining U.S. dollar. By the end of 2003, the Fund had roughly one-third of its assets invested in this area. For the seven months leading up to December 31, 2003, The Hang Seng China Enterprises Index, which includes nearly all of our investments in China/Hong Kong, rallied an impressive 102%, but this market corrected sharply at the start of the new year. Commodity-related companies sold off due to fears of China's economy overheating and growth being curbed in 2004. By the end of May, we had moved out of the Fund's investments in China-related companies traded in Hong Kong entirely.

Elsewhere in Asia, the Fund was the most active in Japan. Japan's small caps, as measured by the JASDAQ, rose more than 104% during the 12-month period ending May 2004. We increased our investments to more than 20% by the end of the fiscal year, focusing primarily on the tech and retail sectors as consumer and corporate spending improved.

After NASDAQ's 11-month rally ended in January, the market's appetite for tech stocks and small caps diminished, as investors became more risk averse, and the Fund took a more defensive posture. In addition to selling commodity-related companies, we exited the smaller IT services and software companies in Europe. In exchange, we moved into more stable investments that still exhibited higher growth characteristics. This emphasis was centered on medical devices and pharmaceutical-related companies. Together, these two areas totaled 23.2% of assets by May 31, 2004 and have been the best performing industries for the Fund. We remain extremely positive on the technological innovations and advancements witnessed in the areas of digital hearing aids, dental implants, sleep apnea, orthopedics and the overall efficiencies of pharmaceutical distribution throughout Europe and Asia. At this time, stable sales and earnings growth are most important until many of the market's uncertainties have subsided.

                                                                                     SMALL CAP
                                                                CLASS R    CLASS I     EAFE
                                                                -------    -------   ---------
Performance for the year ended 5/31/04                           16.13%     16.85%    42.23%

ANDREW REITENBACH,
PORTFOLIO MANAGER,
PINNACLE INTERNATIONAL MANAGEMENT, LLC, SUB-ADVISOR

                                   (UNAUDITED)

              HALLMARK EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--99.3%

            AUSTRALIA--3.7%
 8,600      SFE Corp., Ltd.                                                       $     40,164
 4,600      Sonic Healthcare, Ltd.                                                      29,609
                                                                                  ------------
                                                                                        69,773
                                                                                  ------------
            BELGIUM--3.0%
 1,200      Omega Pharma S.A.                                                           57,420
                                                                                  ------------
            DENMARK--1.3%
   400      Topdanmark A/S*                                                             24,122
                                                                                  ------------
            GERMANY--11.9%
 1,000      MobilCom AG                                                                 20,439
 1,230      MPC Muenchmeyer Petersen Capital AG                                         67,685
   455      Puma AG                                                                    110,800
   700      Rheinmetall AG                                                              26,363
                                                                                  ------------
                                                                                       225,287
                                                                                  ------------
            INDONESIA--0.9%
   800      PT Indonesian Satellite Corp.                                               17,240
                                                                                  ------------
            ITALY--8.6%
 1,430      Amplifon SpA                                                                49,202
 2,800      Autostrada Torino-Mila SpA                                                  48,255
12,120      Hera SpA*                                                                   26,294
 3,400      Sias SpA*                                                                   38,124
                                                                                  ------------
                                                                                       161,875
                                                                                  ------------
            IRELAND--5.8%
 4,540      Anglo Irish Bank Corp., PLC                                                 71,657
 3,300      Paddy Power, PLC                                                            37,405
                                                                                  ------------
                                                                                       109,062
                                                                                  ------------
            JAPAN--21.1%
 2,000      Casio Computer Co., Ltd.                                                    26,865
   900      Daiichikosho Co., Ltd.                                                      22,190
     5      Index Corp.                                                                 24,792
 1,400      Kuroda Electric Co., Ltd.                                                   61,364
 1,000      Otsuka Corp.                                                                46,571
 1,300      Park24 Co., Ltd.                                                            42,736
     5      Rakuten, Inc.                                                               37,576
 1,800      Ryohin Keikaku Co., Ltd.                                                    75,281
   600      Sammy Corp.                                                                 22,518
   800      Touei Housing Corp.                                                         38,207
                                                                                  ------------
                                                                                       398,100
                                                                                  ------------
            LUXEMBORG--2.0%
 1,600      Millicom International Cellular S.A.*                                       36,864
                                                                                  ------------
            NETHERLANDS--2.0%
   800      Hunter Douglas N.V.                                                         37,539
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            NORWAY--8.9%
 1,600      Aktiv Kapital ASA                                                     $     22,669
 8,400      EDB Business Partner ASA*                                                   50,470
 3,300      Tandberg ASA*                                                               33,046
10,000      Tandberg Television ASA*                                                    62,754
                                                                                  ------------
                                                                                       168,939
                                                                                  ------------
            SINGAPORE--3.8%
68,000      Jurong Technologies Industrial Corp., Ltd.                                  54,877
26,000      MFS Technology, Ltd.                                                        17,766
                                                                                  ------------
                                                                                        72,643
                                                                                  ------------
            SWEDEN--1.7%
 1,200      Q-Med AB                                                                    32,868
                                                                                  ------------
            SPAIN--6.3%
 6,100      Enagas                                                                      67,804
 1,150      Gamesa Corporacion Tecnologica S.A.                                         51,594
                                                                                  ------------
                                                                                       119,398
                                                                                  ------------
            SWITZERLAND--13.7%
   130      Galenica Holding AG                                                         19,488
 3,500      Phonak Holding AG                                                          104,378
   445      Straumann AG                                                                91,903
 4,790      Temenos Group AG*                                                           43,542
                                                                                  ------------
                                                                                       259,311
                                                                                  ------------
            UNITED KINGDOM--1.6%
 7,210      HMV Group, PLC                                                              31,072
                                                                                  ------------
            UNITED STATES--3.0%
 1,100      ResMed, Inc.*                                                               55,880
                                                                                  ------------

            TOTAL INVESTMENTS (COST $1,690,598)                            99.3%     1,877,393
            OTHER ASSETS, LESS LIABILITIES                                  0.7         12,681
                                                                          -----   ------------
            NET ASSETS                                                    100.0%  $  1,890,074
                                                                          =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              HALLMARK EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
                              INDUSTRY COMPOSITION

INDUSTRY                                                                               PERCENT
--------                                                                               -------
Biotech & Medical Devices                                                                13.4%
Building & Housing                                                                        2.0
Commerical Banks                                                                          3.8
Computers & Peripheral                                                                    2.4
Consumer Products                                                                         1.6
Drugs & Healthcare                                                                        9.9
Electric & Gas Utility                                                                    7.7
Electrical Equipment                                                                      1.4
Electronics                                                                               7.1
Entertainment & Leisure                                                                   2.4
Financial                                                                                 2.1
Financial Services                                                                        6.1
Industrial                                                                                1.4
Information Technology                                                                    2.7
Internet Content                                                                          3.3
Investment Companies                                                                      2.0
Information Technology Services                                                           2.3
Lodging & Restaurants                                                                     2.0
Real Estate Development                                                                   2.0
Retailing                                                                                 4.0
Service Companies                                                                         2.5
Services                                                                                  2.3
Telecommunications                                                                        9.0
Textiles & Footwear                                                                       5.9
Other Assets, Less Liabilities                                                            0.7
                                                                                        -----
PERCENT OF NET ASSETS                                                                   100.0%
                                                                                        =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

              HALLMARK EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
  Investments in securities, at value
    (cost $1,690,598)                                        $    1,877,393
  Cash                                                              127,909
  Receivable for fund shares sold                                     2,223
  Receivable for securities sold                                     43,975
  Dividends and interest receivable                                   4,702
                                                             --------------
    Total Assets                                                  2,056,202
                                                             --------------
LIABILITIES:
  Payable for securities purchased                                  166,128
                                                             --------------
    Total Liabilities                                               166,128
                                                             --------------
NET ASSETS (Notes 1 & 5)                                     $    1,890,074
                                                             ==============
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)         $          223
  Paid in capital                                                 1,742,083
  Accumulated net investment loss                                  (119,840)
  Accumulated net realized gain on investments
    and foreign currency transactions                                81,514
  Net unrealized appreciation on investments and
    translation of foreign currency                                 186,094
                                                             --------------
NET ASSETS                                                   $    1,890,074
                                                             ==============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,550,225/183,080 shares)                        $         8.47
                                                             ==============
  Class I ($339,849/39,675 shares)                           $         8.57
                                                             ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
  Dividends*                                                 $       30,714
  Interest                                                              189
                                                             --------------
    Total Investment Income                                          30,903
                                                             --------------
EXPENSES (Notes 3):
  Comprehensive management fee
    Class R                                                          22,328
    Class I                                                           3,362
  Distribution (12b-1) fees - Class R                                 3,601
  Interest expense                                                      548
  Trustee fees                                                           13
                                                             --------------
    Total Expenses                                                   29,852
                                                             --------------
    Net Investment Income                                             1,051
                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (Note 1):
  Net realized gain on investments                                  344,117
  Net realized loss on foreign currency transactions               (176,321)
  Net change in unrealized appreciation on investments               18,493
  Net change in unrealized appreciation on
    translation of foreign currency                                    (761)
                                                             --------------
  Net realized and unrealized gain on investments
    and foreign currency                                            185,528
                                                             --------------
  Net Increase in Net Assets Resulting from
    Operations                                               $      186,579
                                                             ==============

----------
* Dividends are net of foreign tax withholdings of $3,788

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                     MAY 31,          MAY 31,
                                                                                      2004             2003
                                                                                 --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                          $        1,051    $        6,904
  Net realized gain on investments                                                      344,117             7,838
  Net realized loss on foreign currency transactions                                   (176,321)          (26,141)
  Net change in unrealized appreciation on investments                                   18,493            80,110
  Net change in unrealized gain (loss) on translation of foreign currency                  (761)               50
                                                                                 --------------    --------------
  Net increase in net assets resulting from operations                                  186,579            68,761
                                                                                 --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R                                                                             (47,166)               --
    Class I                                                                              (8,284)               --
                                                                                 --------------    --------------
  Total distributions to shareholders                                                   (55,450)               --
                                                                                 --------------    --------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                    2,187,107           756,990
  Reinvestment of distributions                                                          54,564                --
  Cost of shares redeemed                                                            (1,531,218)         (146,208)
                                                                                 --------------    --------------
  Net increase in net assets resulting from capital share transactions                  710,453           610,782
                                                                                 --------------    --------------
  Net increase in net assets                                                            841,582           679,543

NET ASSETS:
  Beginning of year                                                                   1,048,492           368,949
                                                                                 --------------    --------------
  End of year                                                                    $    1,890,074    $    1,048,492
                                                                                 ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK LARGE-CAP GROWTH FUND-CLASS R

Large-Cap Growth Class R Return--39.74%
S&P 500 Return--80.54%

                         LARGE-CAP GROWTH
                         CLASS R RETURN        S&P 500 RETURN
  1/2/1996                      $  10,000
 1/31/1996                      $  10,420           $  10,246
 2/29/1996                      $  10,520           $  10,317
 3/31/1996                      $  10,490           $  10,399
 4/30/1996                      $  10,620           $  10,539
 5/31/1996                      $  10,950           $  10,780
 6/30/1996                      $  11,060           $  10,804
 7/31/1996                      $  10,790           $  10,310
 8/31/1996                      $  10,990           $  10,504
 9/30/1996                      $  11,770           $  11,073
10/31/1996                      $  12,100           $  11,362
11/30/1996                      $  12,840           $  12,196
12/31/1996                      $  12,490           $  11,933
 1/31/1997                      $  13,580           $  12,665
 2/28/1997                      $  13,680           $  12,740
 3/31/1997                      $  13,160           $  12,197
 4/30/1997                      $  14,310           $  12,910
 5/31/1997                      $  14,610           $  13,666
 6/30/1997                      $  15,220           $  14,260
 7/31/1997                      $  16,050           $  15,374
 8/31/1997                      $  14,930           $  14,491
 9/30/1997                      $  15,850           $  15,261
10/31/1997                      $  15,360           $  14,735
11/30/1997                      $  16,260           $  15,392
12/31/1997                      $  16,576           $  15,634
 1/31/1998                      $  16,729           $  15,792
 2/28/1998                      $  17,840           $  16,905
 3/31/1998                      $  18,472           $  17,749
 4/30/1998                      $  18,757           $  17,910
 5/31/1998                      $  18,513           $  17,573
 6/30/1998                      $  19,420           $  18,266
 7/31/1998                      $  19,135           $  18,054
 8/31/1998                      $  16,698           $  15,422
 9/30/1998                      $  17,758           $  16,384
10/31/1998                      $  18,972           $  17,700
11/30/1998                      $  19,818           $  18,746
12/31/1998                      $  20,746           $  19,803
 1/31/1999                      $  21,627           $  20,615
 2/28/1999                      $  21,585           $  19,950
 3/31/1999                      $  22,487           $  20,724
 4/30/1999                      $  23,095           $  21,510
 5/31/1999                      $  22,424           $  20,973
 6/30/1999                      $  23,179           $  22,114
 7/31/1999                      $  22,529           $  21,406
 8/31/1999                      $  22,854           $  21,272
 9/30/1999                      $  21,239           $  20,665
10/31/1999                      $  23,053           $  21,957
11/30/1999                      $  23,158           $  22,375
12/31/1999                      $  23,497           $  23,670
 1/31/2000                      $  22,598           $  22,465
 2/29/2000                      $  21,560           $  22,013
 3/31/2000                      $  23,013           $  24,142
 4/30/2000                      $  21,756           $  23,399
 5/31/2000                      $  19,969           $  22,886
 6/30/2000                      $  22,125           $  23,434
 7/31/2000                      $  21,353           $  23,051
 8/31/2000                      $  23,543           $  24,450
 9/30/2000                      $  21,929           $  23,142
10/31/2000                      $  20,961           $  23,028
11/30/2000                      $  17,975           $  21,184
12/31/2000                      $  18,254           $  21,270
 1/31/2001                      $  18,859           $  22,007
 2/28/2001                      $  17,122           $  19,976
 3/31/2001                      $  16,006           $  18,693
 4/30/2001                      $  17,231           $  20,129
 5/31/2001                      $  17,153           $  20,231
 6/30/2001                      $  16,734           $  19,725
 7/31/2001                      $  16,595           $  19,513
 8/31/2001                      $  15,199           $  18,262
 9/30/2001                      $  13,462           $  16,770
10/31/2001                      $  14,222           $  17,073
11/30/2001                      $  15,044           $  18,357
12/31/2001                      $  15,339           $  18,496
 1/31/2002                      $  14,718           $  18,208
 2/28/2002                      $  14,222           $  17,829
 3/31/2002                      $  14,672           $  18,485
 4/30/2002                      $  13,415           $  17,349
 5/31/2002                      $  12,997           $  17,192
 6/30/2002                      $  11,663           $  15,946
 7/31/2002                      $  10,779           $  14,686
 8/31/2002                      $  10,608           $  14,758
 9/30/2002                      $   9,569           $  13,134
10/31/2002                      $  10,391           $  14,270
11/30/2002                      $  11,477           $  15,084
12/31/2002                      $  10,438           $  14,174
 1/31/2003                      $  10,065           $  13,785
 2/28/2003                      $   9,957           $  13,551
 3/31/2003                      $  10,019           $  13,664
 4/30/2003                      $  11,136           $  14,772
 5/31/2003                      $  11,787           $  15,523
 6/30/2003                      $  11,989           $  15,699
 7/31/2003                      $  12,113           $  15,954
 8/31/2003                      $  12,314           $  16,239
 9/30/2003                      $  12,082           $  16,045
10/31/2003                      $  12,811           $  16,927
11/30/2003                      $  13,121           $  17,048
12/31/2003                      $  13,834           $  17,913
 1/31/2004                      $  14,082           $  18,223
 2/29/2004                      $  14,331           $  18,445
 3/31/2004                      $  14,020           $  18,143
 4/30/2004                      $  13,757           $  17,839
 5/31/2004                      $  13,974           $  18,054

To The Shareholders of the Hallmark Large-Cap Growth Fund:

For the calendar year 2003, the Class R shares of the Fund finished up 32.5%,
5.8 percentage points better than our Morningstar Peer Group Category of Large Cap Core, and 3.9 percentage points better than our benchmark of the S&P 500.

We continue to focus the portfolio toward growth-at-a-reasonable price (GARP). Last year, many investors were rewarded by buying high beta stocks (stocks that are more volatile than the overall market). Our philosophy is more conservative as we continue to focus on investments that are undervalued relative to their long-term growth rates.

We continue to concentrate the portfolio in the stocks of approximately 30 different issuers. We will remain focused on seeking investments that offer a potential total return commensurate with reasonable risk.

                                                                CLASS R    CLASS I    S&P 500
                                                                -------    -------   ---------
Performance for the year ended 5/31/04                           18.55%     18.95%      16.30%

RICHARD D. STEINBERG, CFA,
PRESIDENT AND CHIEF INVESTMENT OFFICER,
STEINBERG GLOBAL ASSET MANAGEMENT, LTD.

                                   (UNAUDITED)

                  HALLMARK EQUITY SERIES--LARGE-CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--93.9%

            AIRLINES--3.7%
 7,000      Jetblue Airways Corp.*                                                $    201,740
                                                                                  ------------
            BEVERAGE--3.3%
 3,500      Coca-Cola Co.                                                              179,725
                                                                                  ------------
            BIOTECHNOLOGY/ PHARMACEUTICALS & MEDICAL--2.5%
 9,000      Millenium Pharmaceuticals, Inc.*                                           134,190
                                                                                  ------------
            BROKERAGE--4.0%
22,000      The Charles Schwab Corp.                                                   215,600
                                                                                  ------------
            CABLE TV--9.4%
 4,000      Clear Channel Communications, Inc.                                         158,800
10,500      Time Warner, Inc.*                                                         178,920
 4,500      Viacom Inc. - Class B                                                      166,005
                                                                                  ------------
                                                                                       503,725
                                                                                  ------------
            COMPUTER PERIPHERAL--3.0%
 7,500      Hewlett-Packard Co.                                                        159,300
                                                                                  ------------
            COMPUTER SOFTWARE--2.8%
 5,800      Microsoft Corp.                                                            152,830
                                                                                  ------------
            CONGLOMERATES--3.0%
    55      Berkshire Hathaway Inc.*                                                   163,460
                                                                                  ------------
            DRUGS/HEALTHCARE--9.5%
 3,700      Merck & Co., Inc.                                                          175,010
 4,800      Pfizer, Inc.                                                               169,632
10,000      Schering-Plough Corp.                                                      169,000
                                                                                  ------------
                                                                                       513,642
                                                                                  ------------
            ENERGY--3.3%
 3,500      Royal Dutch Petroleum Co.                                                  175,315
                                                                                  ------------
            FINANCIAL--6.3%
 4,500      Astoria Financial Corp.                                                    172,215
 2,800      Wells Fargo & Co.                                                          164,640
                                                                                  ------------
                                                                                       336,855
                                                                                  ------------
            FOOD--3.3%
 3,800      General Mills, Inc.                                                        174,990
                                                                                  ------------
            HEALTH CARE--3.3%
15,000      Tenet Healthcare Corp.*                                                    178,800
                                                                                  ------------
            INDUSTRIAL CONGLOMERATES--6.7%
 5,300      General Electric Co.                                                       164,936
 6,300      Tyco International, Ltd.                                                   193,977
                                                                                  ------------
                                                                                       358,913
                                                                                  ------------
            INSURANCE--4.1%
 3,000      American International Group, Inc.                                         219,900
                                                                                  ------------
            OIL--2.8%
 6,000      K-Sea Transportation Partners L.P.                                         151,980
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            RECREATION--3.0%
 6,900      The Walt Disney Co.                                                   $    161,943
                                                                                  ------------
            RESTARAUNT--3.1%
 6,400      McDonald's Corp.                                                           168,960
                                                                                  ------------
            RETAIL-APPAREL--3.4%
 7,000      Ross Stores, Inc.                                                          183,330
                                                                                  ------------
            SEMICONDUCTOR--6.9%
 3,300      Intel Corp.                                                                 94,215
 9,300      Nokia Corp. ADR                                                            127,782
 5,800      Texas Instruments, Inc.                                                    151,438
                                                                                  ------------
                                                                                       373,435
                                                                                  ------------
            TELECOMMUNICATIONS--2.9%
 4,500      Verizon Communications, Inc.                                               155,610
                                                                                  ------------
            TRANSPORATION--3.6%
 5,200      Ryder System, Inc.                                                         193,180
                                                                                  ------------

            TOTAL INVESTMENTS (COST $5,468,977)                            93.9%     5,057,423
            OTHER ASSETS                                                    6.1        326,438
                                                                          -----   ------------
            NET ASSETS                                                    100.0%  $  5,383,861
                                                                          =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing securitiy
ADR--American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HALLMARK EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
  Investments in securities, at value
    (cost $5,468,977)                                        $    5,057,423
  Cash                                                              319,704
  Dividends and interest receivable                                   6,734
                                                             --------------
TOTAL NET ASSETS (Notes 1 & 5)                               $    5,383,861
                                                             ==============

COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001 per share)          $        1,163
  Paid in capital                                                 7,327,258
  Undistributed net investment income                                11,866
  Accumulated net realized loss on investments                   (1,544,872)
  Net unrealized depreciation on investments                       (411,554)
                                                             --------------
NET ASSETS                                                   $    5,383,861
                                                             ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($2,451,823/272,114 shares)                        $         9.01
                                                             ==============
  Class I ($2,932,038/890,844 shares)                        $         3.29
                                                             ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
  Dividends*                                                 $       62,920
  Interest                                                            2,642
                                                             --------------
    Total Investment Income                                          65,562
                                                             --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                          29,140
    Class I                                                          18,449
  Distribution (12b-1) fees - Class R                                 6,071
  Trustee fees                                                           36
                                                             --------------
    Total Expenses                                                   53,696
                                                             --------------
    Net Investment Income                                            11,866
                                                             --------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (Note 1):
  Net realized gain on investments                                  159,994
  Net change in unrealized appreciation on investments              517,489
                                                             --------------
  Net realized and unrealized gain on investments                   677,483
                                                             --------------
  Net increase in Net Assets Resulting from
    Operations                                               $      689,349
                                                             ==============

----------
* Dividends are net of foreign tax withholdings of $1,336

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                     MAY 31,          MAY 31,
                                                                                      2004             2003
                                                                                 --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                          $       11,866    $        3,878
  Net realized gain (loss) on investments                                               159,994          (999,128)
  Net change in unrealized appreciation on investments                                  517,489           559,284
                                                                                 --------------    --------------
  Net increase (decrease) in net assets resulting from operations                       689,349          (435,966)
                                                                                 --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class R                                                                                  --                --
    Class I                                                                              (3,878)               --
                                                                                 --------------    --------------
  Total dividends to shareholders                                                        (3,878)               --
                                                                                 --------------    --------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                    2,254,674            55,856
  Reinvestment of dividends                                                               3,878                --
  Cost of shares redeemed                                                              (774,020)         (569,486)
                                                                                 --------------    --------------
  Net increase in net assets resulting from capital shares transactions               1,484,532          (513,630)
                                                                                 --------------    --------------
  Net increase (decrease) in net assets                                               2,170,003          (949,596)

NET ASSETS:
  Beginning of year                                                                   3,213,858    $    4,163,454
                                                                                 --------------    --------------
  End of year (including undistributed net investment income of $11,866
    and $3,878, respectively)                                                    $    5,383,861    $    3,213,858
                                                                                 ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK SMALL-CAP GROWTH FUND-CLASS R

Small-Cap Growth Class R Return--281.97%
Russell 2000 Growth Return--71.47%

                  SMALL-CAP GROWTH         RUSSELL 2000 GROWTH
                    CLASS R RETURN         RETURN
10/28/1994               $       0                  $   9,755
10/31/1994               $  10,000                  $   9,999
11/30/1994               $   9,930                  $   9,999
12/31/1994               $  10,090                  $   9,999
 1/31/1995               $  10,010                  $   9,999
 2/28/1995               $  10,580                  $   9,999
 3/31/1995               $  11,450                  $   9,999
 4/30/1995               $  11,780                  $   9,999
 5/31/1995               $  12,210                  $   9,999
 6/30/1995               $  13,360                  $   9,999
 7/31/1995               $  15,010                  $   9,999
 8/31/1995               $  15,540                  $   9,999
 9/30/1995               $  16,030                  $   9,999
10/31/1995               $  15,910                  $  12,829
11/30/1995               $  16,845                  $  12,829
12/31/1995               $  16,897                  $  12,829
 1/31/1996               $  16,411                  $  12,829
 2/29/1996               $  17,093                  $  12,829
 3/31/1996               $  17,331                  $  12,829
 4/30/1996               $  19,243                  $  12,829
 5/31/1996               $  20,214                  $  12,829
 6/30/1996               $  19,036                  $  12,829
 7/31/1996               $  16,504                  $  12,829
 8/31/1996               $  17,816                  $  12,829
 9/30/1996               $  19,191                  $  12,829
10/31/1996               $  17,692                  $  14,054
11/30/1996               $  17,930                  $  14,054
12/31/1996               $  17,362                  $  14,054
 1/31/1997               $  18,251                  $  14,054
 2/28/1997               $  16,101                  $  14,054
 3/31/1997               $  14,354                  $  14,054
 4/30/1997               $  14,334                  $  14,054
 5/31/1997               $  16,039                  $  14,054
 6/30/1997               $  16,525                  $  14,054
 7/31/1997               $  17,455                  $  14,054
 8/31/1997               $  18,003                  $  14,054
 9/30/1997               $  19,356                  $  14,054
10/31/1997               $  17,899                  $  15,965
11/30/1997               $  17,279                  $  15,749
12/31/1997               $  17,269                  $  17,134
 1/31/1998               $  16,669                  $  17,847
 2/28/1998               $  17,868                  $  17,950
 3/31/1998               $  18,654                  $  16,642
 4/30/1998               $  18,881                  $  16,806
 5/31/1998               $  17,217                  $  15,400
 6/30/1998               $  18,685                  $  11,839
 7/31/1998               $  18,127                  $  13,035
 8/31/1998               $  14,065                  $  13,710
 9/30/1998               $  16,225                  $  14,767
10/31/1998               $  17,300                  $  16,096
11/30/1998               $  18,333                  $  16,817
12/31/1998               $  20,751                  $  15,272
 1/31/1999               $  22,891                  $  15,809
 2/28/1999               $  21,320                  $  17,201
 3/31/1999               $  22,343                  $  17,221
 4/30/1999               $  23,459                  $  18,122
 5/31/1999               $  24,399                  $  17,562
 6/30/1999               $  27,800                  $  16,905
 7/31/1999               $  28,420                  $  17,231
 8/31/1999               $  30,373                  $  17,672
 9/30/1999               $  32,543                  $  19,541
10/31/1999               $  35,013                  $  22,985
11/30/1999               $  40,707                  $  22,771
12/31/1999               $  48,939                  $  28,069
 1/31/2000               $  50,520                  $  25,119
 2/29/2000               $  67,109                  $  22,582
 3/31/2000               $  62,160                  $  20,605
 4/30/2000               $  55,577                  $  23,267
 5/31/2000               $  50,051                  $  21,273
 6/30/2000               $  57,604                  $  23,510
 7/31/2000               $  51,457                  $  22,342
 8/31/2000               $  60,765                  $  20,529
 9/30/2000               $  57,430                  $  16,802
10/31/2000               $  52,296                  $  17,830
11/30/2000               $  43,075                  $  19,273
12/31/2000               $  48,667                  $  16,631
 1/31/2001               $  51,620                  $  15,119
 2/28/2001               $  41,876                  $  16,970
 3/31/2001               $  37,059                  $  17,363
 4/30/2001               $  42,726                  $  17,836
 5/31/2001               $  42,144                  $  16,315
 6/30/2001               $  42,155                  $  15,296
 7/31/2001               $  40,314                  $  12,828
 8/31/2001               $  37,143                  $  14,062
 9/30/2001               $  29,116                  $  15,236
10/31/2001               $  33,085                  $  16,184
11/30/2001               $  37,576                  $  15,608
12/31/2001               $  40,204                  $  14,598
 1/31/2002               $  39,361                  $  15,867
 2/28/2002               $  36,012                  $  15,524
 3/31/2002               $  39,228                  $  14,616
 4/30/2002               $  37,299                  $  13,377
 5/31/2002               $  34,205                  $  11,321
 6/30/2002               $  30,435                  $  11,316
 7/31/2002               $  25,014                  $  10,498
 8/31/2002               $  25,335                  $  11,029
 9/30/2002               $  22,774                  $  12,123
10/31/2002               $  24,237                  $  11,287
11/30/2002               $  27,586                  $  10,980
12/31/2002               $  24,858                  $  10,687
 1/31/2003               $  24,537                  $  10,849
 2/28/2003               $  23,617                  $  11,876
 3/31/2003               $  23,816                  $  13,214
 4/30/2003               $  25,756                  $  13,469
 5/31/2003               $  29,338                  $  14,487
 6/30/2003               $  29,792                  $  15,265
 7/31/2003               $  31,655                  $  14,878
 8/31/2003               $  34,183                  $  16,164
 9/30/2003               $  32,886                  $  16,691
10/31/2003               $  36,245                  $  16,765
11/30/2003               $  37,931                  $  17,646
12/31/2003               $  38,319                  $  17,619
 1/31/2004               $  40,470                  $  17,701
 2/29/2004               $  40,470                  $  16,813
 3/31/2004               $  39,727                  $  17,147
 4/30/2004               $  37,676                  $  16,813
 5/31/2004               $  38,197                  $  17,147

To the Shareholders of the Hallmark Small-Cap Growth Fund:

As a new bull market took hold, the Hallmark Small-Cap Growth Fund Class R Shares performed beautifully, returning 30.2% for the twelve months ending May 31, 2004 and outpacing the Russell 2000(R) Growth benchmark's 29.8% return for the same period. Long-term investors have also enjoyed excellent returns: the compounded annual rates of return for the Fund for five years and since inception, more than 10 years ago, are 9.4% and 15.1% respectively as compared with -0.1% and 5.3% for the benchmark. The five and 10+ year performance is particularly rewarding because it includes the very difficult 2000-2003 bear market years which put a permanent dent in the absolute and relative performance records of many other growth stock investors.

Since late January 2004, the equity market and investor sentiment have been range-bound by the strong economy, soaring corporate profits and the long-awaited job rebound on the one hand, and the fear of inflation and rising interest rates, as well as Iraq and election uncertainty on the other hand.

As the stock market recovery continued to unfold we saw substantial investment opportunity in small-cap growth stocks. Even though small growth stocks appreciated more than small value stocks last year, they were trounced during the prior three years, and corrected again in late March and April 2004 when, in our opinion, earnings were actually accelerating. While the 26% IBES (Institutional Brokers Estimate System) 2004 earnings growth estimate for the small-cap S&P 600(R) far outstrips the 12% estimate for the large-cap S&P 500(R), small company stocks are currently valued at a slight discount to large cap equities. This disconnect between earnings growth expectation and valuation clearly suggests that small-cap is still playing catch-up. The out performance of low quality micro-cap and non-earning companies that confounded so many institutional managers last year has given way to the current preference for high quality "larger" small-caps with visible earnings and free cash flow growth.

The more remarkable recent change is the increase in earnings visibility. This has translated into most of our companies reporting better than expected earnings and in many cases rising or extending guidance. The Fund continues to be overweighed in healthcare and technology, and has an important commitment to the consumer sector. The financial area is currently underweighted in the portfolio.

Our largest concentration is in health care, driven by the graying demographics and the growing need for better healthcare services as well as an urgency to manage and maintain costs. The biotech sub-sector performed quite well in the past year, while valuation levels remained well below bull market levels.

Technology also remains an important overweighting in the Hallmark Small-Cap Growth Fund. This sector enjoyed a strong recovery off the market bottom, but has recently languished as many investors question the advisability of maintaining commitments in a sector whose bubble and burn they still remember.

To summarize: the Hallmark Small-Cap Growth Fund has had a very good year in the context of a nascent bull market, and we sincerely thank you for your support and confidence.

                                                                                    RUSSELL 2000
                                                                CLASS R    CLASS I     GROWTH
                                                                -------    -------  ------------
Performance for the year ended 5/31/04                           30.20%     30.95%       29.76%

EDWIN G. VROOM & ADELE S. WEISMAN,
CO-PORTFOLIO MANAGERS,
ROANOKE ASSET MANAGEMENT CORP., SUB-ADVISOR

                                   (UNAUDITED)

                  HALLMARK EQUITY SERIES--SMALL-CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--100.0%

            CAPITAL GOODS--1.8%
 62,700     Orbotech, Ltd.*                                                       $  1,215,753
                                                                                  ------------
            CONSUMER NON-DURABLES--5.1%
 66,000     Activision, Inc.*                                                        1,044,120
101,500     Fossil, Inc.*                                                            2,411,640
                                                                                  ------------
                                                                                     3,455,760
                                                                                  ------------
            CONSUMER SERVICES--9.8%
 46,500     Aeropostale, Inc.*                                                       1,222,485
 29,000     Harman International Industries                                          2,324,060
 23,550     Hot Topic, Inc.*                                                           508,916
 40,000     Tiffany & Co.                                                            1,414,800
 40,000     Williams-Sonoma, Inc.*                                                   1,278,000
                                                                                  ------------
                                                                                     6,748,261
                                                                                  ------------
            ENERGY--7.2%
 24,100     Newfield Exploration Co.*                                                1,198,975
 78,800     Tesco Corp.*                                                               557,116
126,000     XTO Energy, Inc.                                                         3,181,500
                                                                                  ------------
                                                                                     4,937,591
                                                                                  ------------
            FINANCIAL SERVICES--2.0%
 33,500     Brown & Brown, Inc.                                                      1,339,330
                                                                                  ------------
            HEALTHCARE-BIOTECH/PHARMACEUTICALS--6.8%
103,100     Alkermes, Inc.*                                                          1,484,640
 19,000     Martek Biosciences Corp.*                                                1,215,430
 42,100     Protein Design Labs, Inc.*                                                 821,371
 50,000     Telik, Inc.*                                                             1,145,000
                                                                                  ------------
                                                                                     4,666,441
                                                                                  ------------
            HEALTHCARE-DEVICES/DIAGNOSTIC--5.8%
 24,500     Advanced Neuromodulation Systems, Inc.*                                    799,435
 46,750     Gen-Probe, Inc.*                                                         1,960,695
 27,100     Orthofix International N.V.*                                             1,208,389
                                                                                  ------------
                                                                                     3,968,519
                                                                                  ------------
            HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT--8.0%
115,300     Caremark Rx, Inc.*                                                       3,597,360
124,000     HealthExtras, Inc.*                                                      1,891,000
                                                                                  ------------
                                                                                     5,488,360
                                                                                  ------------
            HEALTHCARE-SPECIALTY DISTRIBUTION--9.0%
 57,362     Accredo Health, Inc.*                                                    2,086,830
238,500     Chronimed, Inc.*                                                         1,764,900
 63,000     Priority Healthcare Corp.*                                               1,272,600
101,400     PSS World Medical, Inc.*                                                 1,019,070
                                                                                  ------------
                                                                                     6,143,400
                                                                                  ------------
            HEALTHCARE SERVICES--3.5%
 64,000     American Healthways, Inc.*                                               1,315,200
168,600     TriZetto Group, Inc.*                                                    1,100,958
                                                                                  ------------
                                                                                     2,416,158
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            TECHNOLOGY-COMPONENTS--6.0%
145,000     Aeroflex, Inc.*                                                       $  1,850,200
 37,400     O2Micro International Ltd.*                                                647,394
 84,650     Vishay Intertechnology, Inc.*                                            1,597,346
                                                                                  ------------
                                                                                     4,094,940
                                                                                  ------------
            TECHNOLOGY/DESK/OTHER SOFTWARE--2.1%
 28,000     Avid Technology, Inc.*                                                   1,456,559
                                                                                  ------------
            TECHNOLOGY-ENTERPRISE SOFTWARE--14.8%
 74,000     BEA Systems, Inc.*                                                         638,620
 38,250     Business Objects S.A. ADR*                                                 838,058
127,500     Captaris, Inc.*                                                            771,374
 49,177     Fair Isacc Corp.                                                         1,708,901
 92,000     Manugistics Group, Inc.*                                                   409,400
104,200     MRO Software, Inc.*                                                      1,489,018
112,775     Retek, Inc.*                                                               735,293
 49,900     Serena Software, Inc.*                                                   1,059,876
171,600     Witness Systems, Inc.*                                                   2,472,756
                                                                                  ------------
                                                                                    10,123,296
                                                                                  ------------
            TECHNOLOGY HARDWARE--0.9%
 65,000     Intevac, Inc.*                                                             585,000
                                                                                  ------------
            TECHNOLOGY-SEMI-CAP EQUIPMENT--11.8%
 37,400     Applied Films Corp.*                                                     1,011,670
 90,500     ATMI, Inc.*                                                              2,318,610
 93,000     Brooks Automation, Inc.*                                                 1,921,380
 13,700     KLA-Tencor Corp.*                                                          660,066
137,800     LTX Corp.*                                                               1,467,570
 71,000     Taiwan Semiconductor SP ADR*                                               720,650
                                                                                  ------------
                                                                                     8,099,946
                                                                                  ------------
            TELECOMMUNICATIONS--5.4%
196,275     Applied Micro Circuits Corp.*                                            1,057,922
 56,100     DSP Group, Inc.*                                                         1,476,552
127,200     Skyworks Solutions, Inc.*                                                1,137,168
                                                                                  ------------
                                                                                     3,671,642
                                                                                  ------------

            TOTAL INVESTMENTS (COST $68,372,586)                   100.0%           68,410,956
            LIABILITIES IN EXCESS OF OTHER ASSETS                       (^)             (1,339)
                                                                   -----          ------------
            NET ASSETS                                             100.0%         $ 68,409,617
                                                                   =====          ============

----------
Values of investments are shown as a percentage of net assets.
(^) Amount is less than 0.1%.
*   Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HALLMARK EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
   Investments in securities, at value
     (cost $68,372,586)                                                  $    68,410,956
   Receivable for Fund shares sold                                                17,596
   Receivable for securities sold                                                 85,174
   Dividends receivable                                                              984
                                                                         ---------------
     Total Assets                                                             68,514,710
                                                                         ---------------

LIABILITIES:
   Payable for Fund shares redeemed                                               27,012
   Due to custodian                                                               78,081
                                                                         ---------------
     Total Liabilities                                                           105,093
                                                                         ---------------
NET ASSETS (Notes 1 & 5)                                                 $    68,409,617
                                                                         ===============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)                    $         2,347
   Paid in capital                                                            92,384,156
   Accumulated net realized loss on investments                              (24,015,256)
   Net unrealized appreciation on investments                                     38,370
                                                                         ---------------
NET ASSETS                                                               $    68,409,617
                                                                         ===============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($47,449,394/1,377,243 shares)                                $         34.45
                                                                         ===============
   Class I ($20,960,223/969,467 shares)                                  $         21.62
                                                                         ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
   Dividends                                                             $        28,368
   Interest                                                                        5,382
                                                                         ---------------
     Total Investment Income                                                      33,750
                                                                         ---------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                     612,779
     Class I                                                                     198,636
   Distribution (12b-1) fees - Class R                                           117,842
   Interest expense                                                                2,532
   Trustee fees                                                                      604
                                                                         ---------------
     Total Expenses                                                              932,393
                                                                         ---------------
     Net Investment Loss                                                        (898,643)
                                                                         ---------------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS (Note 1):
   Net realized gain on investments                                            2,920,138
   Net change in unrealized appreciation on
     investments                                                         $    14,728,810
                                                                         ---------------
   Net realized and unrealized gain on investments                            17,648,948
                                                                         ---------------
   Net Increase in Net Assets Resulting from
     Operations                                                          $    16,750,305
                                                                         ===============

                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                   MAY 31,           MAY 31,
                                                                                    2004              2003
                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                         $      (898,643)   $      (664,418)
  Net realized gain (loss) on investments                                           2,920,138         (5,536,405)
  Net change in unrealized appreciation (depreciation) on investments              14,728,810         (5,083,835)
                                                                              ---------------    ---------------
  Net increase (decrease) in net assets resulting from operations                  16,750,305        (11,284,658)
                                                                              ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                                     14,291,477         13,349,753
  Cost of shares redeemed                                                         (17,427,932)       (18,720,887)
                                                                              ---------------    ---------------
  Net decrease in net assets resulting from capital share transactions             (3,136,455)        (5,371,134)
                                                                              ---------------    ---------------
  Net increase (decrease) in net assets                                            13,613,850        (16,655,792)

NET ASSETS:
  Beginning of year                                                                54,795,767         71,451,559
                                                                              ---------------    ---------------
  End of year                                                                 $    68,409,617    $    54,795,767
                                                                              ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK STRATEGIC GROWTH FUND-CLASS R

Strategic Growth Class R Return--(26.30)%
S&P 500 Return--(13.92)%

                             STRATEGIC GROWTH
                             CLASS R RETURN      S&P 500 RETURN
  6/1/1999                          $  10,000         $   9,942
 6/30/1999                          $  10,500         $  10,544
 7/31/1999                          $  10,170         $  10,206
 8/31/1999                          $  10,000         $  10,142
 9/30/1999                          $   9,950         $   9,853
10/31/1999                          $  10,480         $  10,469
11/30/1999                          $  11,070         $  10,668
12/31/1999                          $  12,080         $  11,285
 1/31/2000                          $  11,740         $  10,711
 2/29/2000                          $  12,140         $  10,495
 3/31/2000                          $  13,500         $  11,511
 4/30/2000                          $  12,390         $  11,156
 5/31/2000                          $  11,590         $  10,912
 6/30/2000                          $  12,140         $  11,173
 7/31/2000                          $  11,880         $  10,990
 8/31/2000                          $  12,580         $  11,657
 9/30/2000                          $  11,730         $  11,034
10/31/2000                          $  11,550         $  10,979
11/30/2000                          $  10,280         $  10,100
12/31/2000                          $  10,330         $  10,141
 1/31/2001                          $  11,230         $  10,492
 2/28/2001                          $   9,610         $   9,524
 3/31/2001                          $   8,860         $   8,913
 4/30/2001                          $   9,610         $   9,597
 5/31/2001                          $   9,500         $   9,646
 6/30/2001                          $   9,290         $   9,405
 7/31/2001                          $   8,910         $   9,303
 8/31/2001                          $   8,210         $   8,707
 9/30/2001                          $   7,220         $   7,995
10/31/2001                          $   7,510         $   8,140
11/30/2001                          $   8,140         $   8,752
12/31/2001                          $   8,140         $   8,818
 1/31/2002                          $   7,810         $   8,681
 2/28/2002                          $   7,380         $   8,501
 3/31/2002                          $   7,670         $   8,813
 4/30/2002                          $   6,940         $   8,272
 5/31/2002                          $   6,820         $   8,197
 6/30/2002                          $   6,150         $   7,603
 7/31/2002                          $   5,710         $   7,002
 8/31/2002                          $   5,790         $   7,036
 9/30/2002                          $   5,150         $   6,262
10/31/2002                          $   5,800         $   6,804
11/30/2002                          $   6,150         $   7,192
12/31/2002                          $   5,650         $   6,758
 1/31/2003                          $   5,560         $   6,573
 2/28/2003                          $   5,540         $   6,461
 3/31/2003                          $   5,640         $   6,515
 4/30/2003                          $   6,090         $   7,043
 5/31/2003                          $   6,430         $   7,401
 6/30/2003                          $   6,550         $   7,485
 7/31/2003                          $   6,710         $   7,607
 8/31/2003                          $   6,810         $   7,743
 9/30/2003                          $   6,750         $   7,650
10/31/2003                          $   7,200         $   8,071
11/30/2003                          $   7,170         $   8,128
12/31/2003                          $   7,360         $   8,541
 1/31/2004                          $   7,560         $   8,688
 2/29/2004                          $   7,680         $   8,794
 3/31/2004                          $   7,530         $   8,650
 4/30/2004                          $   7,290         $   8,505
 5/31/2004                          $   7,370         $   8,608

To the Shareholders of the Hallmark Strategic Growth Fund:

The Hallmark Strategic Growth Fund Class R shares returned 14.62% for the year ended May 31, 2004. This compares to the fund's benchmark, the S&P 500 Index, which returned 16.30% for the same period. The broad-based rally that began in the second quarter of 2003 continued throughout the year, driven by increased corporate profits, improved investor sentiment, and favorable monetary and fiscal policy. Further impetus was provided as positive economic data, including an impressive third quarter GDP figure, continued to stream in. While the same positive momentum experienced during the latter half of 2003 continued into 2004, the rally waned as disappointing employment figures weighed on investors' minds. During the second half of the period, investors' affinity for value returned. Consequently, the fund's six-month return of 2.87% trailed that of its benchmark index, which gained 6.94%. As the Fund name implies, we look to purchase stocks of companies with strong growth prospects. While we strive to maintain exposure to most major industries, we identified technology, healthcare, and financial services as having the best long-term growth potential.

Over the twelve-month period ended May 31, 2004, the technology sector was one of the market's top performing areas, thanks to a strong performance in the latter half of 2003. Accordingly, the fund's performance was boosted by its overweight position in this top-performing sector. In particular, top ten holding Intel outperformed the broader market due to positive news regarding its latest wireless technology. Strong selection within the telecommunications sector also buoyed returns, with Qualcomm up over 107% for the twelve-month period. In addition, strength in the financial services sector buoyed returns due to a general shift toward dividend paying issues throughout 2004. Conversely, an overweighting of the healthcare sector proved to be a drag on returns, as increasingly convincing evidence of a sustainable economic recovery resulted in a move away from the traditionally defensive healthcare sector. However, the negative effect of this overweighting was mitigated by superior stock selection within the sector. Specifically, biotechnology firm Genentech was a notable standout, gaining over 130% for the twelve-month period. A source of underperformance was sub-par returns from some of the fund's top holdings, such as Wal-Mart, who issued a fiscal year 2003 earnings outlook below analysts' consensus, as well as Microsoft, IBM, and Amgen.

                                                                   CLASS R  CLASS I    S&P 500
                                                                   -------  -------    -------
Performance for the year ended 5/31/04                               14.62%    15.16%    16.30%

KENNETH SHAPIRO,
PRESIDENT,
CONDOR CAPITAL MANAGEMENT, INC., SUB-ADVISOR

                                   (UNAUDITED)

                  HALLMARK EQUITY SERIES--STRATEGIC GROWTH FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS--99.4%

            AEROSPACE-DEFENSE--3.0%
   500      General Dynamics Corp.                                                $     47,815
   500      Lockheed Martin Corp.                                                       24,770
   500      Northrop Grumman Corp.                                                      51,565
                                                                                  ------------
                                                                                       124,150
                                                                                  ------------
            BASIC INDUSTRIES--0.6%
 1,000      Materials Select Sector Trust                                               25,560
                                                                                  ------------
            BUSINESS SERVICES--1.0%
 1,000      First Data Corp.                                                            43,290
                                                                                  ------------
            CONGLOMERATES--3.0%
    10      Berkshire Hathaway, Inc.*                                                   29,720
 3,000      General Electric Co.                                                        93,360
                                                                                  ------------
                                                                                       123,080
                                                                                  ------------
            CONSUMER DISCRETIONARY--0.8%
 1,000      Consumer Discretionery Select Sector Fund                                   31,550
                                                                                  ------------
            ENERGY--2.6%
 2,500      Exxon Mobil Corp.                                                          108,125
                                                                                  ------------
            FINANCIAL SERVICES-BANKS/S&L--5.7%
   500      Amsouth Bancorporation                                                      12,740
 3,000      JP Morgan Chase & Co.                                                      110,520
   600      Wachovia Corp.                                                              28,326
 1,500      Wells Fargo & Co.                                                           88,200
                                                                                  ------------
                                                                                       239,786
                                                                                  ------------
            FINANCIAL SERVICES-BROKERAGES & INSURANCE--13.1%
 1,000      American Express Co.                                                        50,700
 1,000      American International Group, Inc.                                          73,300
 7,000      The Charles Schwab Corp.                                                    68,600
 3,000      Citigroup, Inc.                                                            139,290
 1,000      Goldman Sachs Group, Inc.                                                   93,910
 1,000      Marsh & McLennan Co., Inc.                                                  44,120
 1,000      MBNA Corp.                                                                  25,400
 1,000      Morgan Stanley                                                              53,510
                                                                                  ------------
                                                                                       548,830
                                                                                  ------------
            HEALTH--15.3%
 2,000      Amgen, Inc.*                                                               109,400
 2,100      Barr Laboratories, Inc.*                                                    91,602
   800      Biomet, Inc.                                                                32,096
 1,500      Genentech, Inc.*                                                            89,715
 2,000      Johnson & Johnson                                                          111,420
 1,000      Novartis AG ADR                                                             45,170
 2,500      Pfizer, Inc.                                                                88,350
 1,000      Pharmaceutical Product Development, Inc.*                                   30,280
   500      Zimmer Holdings, Inc.*                                                      42,675
                                                                                  ------------
                                                                                       640,708
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            INDEX--0.9%
 1,000      NASDAQ 100 Index Tracking Stock                                       $     36,510
                                                                                  ------------
            MANUFACTURING--2.1%
 1,000      Danaher Corp.                                                               47,030
   500      3M Co.                                                                      42,280
                                                                                  ------------
                                                                                        89,310
                                                                                  ------------
            MEDIA & LEISURE--8.6%
   700      CBRL Group, Inc.                                                            22,575
   700      Outback Steakhouse, Inc.                                                    29,715
 1,100      Carnival Corp.                                                              46,871
 4,000      Comcast Corp.-Special Class A*                                             113,400
 2,000      McDonald's Corp.                                                            52,800
 4,000      The Walt Disney Co.                                                         93,880
                                                                                  ------------
                                                                                       359,241
                                                                                  ------------
            NON-DURABLES--5.8%
 1,000      Colgate-Palmolive Co.                                                       57,200
 1,000      Pactiv Corp.*                                                               23,580
 1,000      Pepsico, Inc.                                                               53,370
 1,000      Proctor & Gamble Co.                                                       107,820
                                                                                  ------------
                                                                                       241,970
                                                                                  ------------
            RETAILING--10.2%
 1,300      Dollar Tree Stores, Inc.*                                                   36,270
 3,000      Home Depot, Inc.                                                           107,760
 1,000      Lowe's Co., Inc.                                                            53,570
 1,000      Michaels Stores, Inc.                                                       52,250
 1,500      Target Corp.                                                                67,050
 2,000      Wal-Mart Stores, Inc.                                                      111,460
                                                                                  ------------
                                                                                       428,360
                                                                                  ------------
            TECHNOLOGY-HARDWARE--15.3%
 5,000      Applied Materials, Inc.*                                                    99,800
 4,000      Cisco Systems, Inc.*                                                        88,600
 3,500      Dell Computer Corp.*                                                       123,130
 5,000      EMC Corp.*                                                                  56,200
 3,000      Flextronic International, Ltd.*                                             52,680
 4,000      Intel Corp.                                                                114,200
 1,200      International Business Machines Corp.                                      106,308
                                                                                  ------------
                                                                                       640,918
                                                                                  ------------
            TECHNOLOGY-SOFTWARE--5.0%
   400      Electronic Arts, Inc.                                                       20,332
 5,000      Microsoft Corp.                                                            131,750
 5,000      Oracle Corp.*                                                               56,600
                                                                                  ------------
                                                                                       208,682
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
------                                                                              --------
            COMMON STOCKS (CONTINUED)

            TELECOMMUNICATIONS--6.4%
 6,000      Lucent Technologies, Inc.*                                            $     21,420
 3,000      Nokia Corp. ADR                                                             41,220
 1,500      QUALCOMM, Inc.                                                             100,605
 3,000      Verizon Communications, Inc.                                               103,740
                                                                                  ------------
                                                                                       266,985
                                                                                  ------------

            TOTAL INVESTMENTS (COST $4,843,359)                           99.4%      4,157,055
            OTHER ASSETS, LESS LIABILITIES                                 0.6          26,897
                                                                         -----    ------------
            NET ASSETS                                                   100.0%   $  4,183,952
                                                                         =====    ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security
ADR--American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HALLMARK EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
  Investments in securities, at value
    (cost $4,843,359)                                                             $  4,157,055
  Cash                                                                                  24,499
  Dividends receivable                                                                   5,425
                                                                                  ------------
    Total Assets                                                                     4,186,979
                                                                                  ------------

LIABILITIES:
  Payable for fund shares redeemed                                                       3,027
                                                                                  ------------
    Total Liabilities                                                                    3,027
                                                                                  ------------
NET ASSETS (Notes 1 & 5)                                                          $  4,183,952
                                                                                  ============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)                              $        559
  Paid in capital                                                                    8,374,404
  Undistributed net investment income                                                    8,473
  Accumulated net realized loss on investments                                      (3,513,180)
  Net unrealized depreciation on investments                                          (686,304)
                                                                                  ------------
NET ASSETS                                                                        $  4,183,952
                                                                                  ============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($976,807/132,503 shares)                                              $       7.37
                                                                                  ============
   Class I ($3,207,145/426,763 shares)                                            $       7.52
                                                                                  ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME:
  Dividends*                                                                      $     50,564
  Interest                                                                               3,126
                                                                                  ------------
    Total Investment Income                                                             53,690
                                                                                  ------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                             11,621
    Class I                                                                             30,529
  Distribution (12b-1) fees - Class R                                                    2,421
  Interest expense                                                                         600
  Trustee fees                                                                              46
                                                                                  ------------
    Total Expenses                                                                      45,217
                                                                                  ------------
    Net Investment Income                                                                8,473
                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
  Net realized loss on investments                                                    (234,117)
  Net change in unrealized appreciation on
    investments                                                                        843,681
                                                                                  ------------
  Net realized and unrealized gain on investments                                      609,564
                                                                                  ------------
  Net Increase in Net Assets Resulting from operations                            $    618,037
                                                                                  ============

----------
*  Dividends are net of foreign tax withholdings of $161

                       STATEMENT OF CHANGES IN NET ASSETS
           FOR THE YEAR ENDED MAY 31, 2004 AND YEAR ENDED MAY 31, 2003

                                                                                                     MAY 31,        MAY 31,
                                                                                                      2004           2003
                                                                                                  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                                           $      8,473   $      7,372
  Net realized loss on investments                                                                    (234,117)    (1,012,683)
  Net change in unrealized appreciation on investments                                                 843,681        519,014
                                                                                                  ------------   ------------
  Net increase (decrease) in net assets resulting from operations                                      618,037       (486,297)
                                                                                                  ------------   ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class R                                                                                                  --             --
   Class I                                                                                              (7,372)            --
                                                                                                  ------------   ------------
  Total dividends to shareholders                                                                       (7,372)            --
                                                                                                  ------------   ------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares                                                                     112,616        151,691
  Reinvestment of dividends                                                                              7,039             --
  Cost of shares redeemed                                                                             (707,548)    (1,333,825)
                                                                                                  ------------   ------------
  Net decrease in net assets resulting from capital share transactions                                (587,893)    (1,182,134)
                                                                                                  ------------   ------------
  Net increase (decrease) in net assets                                                                 22,772     (1,668,431)

NET ASSETS:
  Beginning of year                                                                                  4,161,180      5,829,611
                                                                                                  ------------   ------------
  End of year (including undistributed net investment income of $8,473 and $7,372, respectively)  $  4,183,952   $  4,161,180
                                                                                                  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Hallmark Equity Series Trust (the "Trust") (formerly, Reserve Private Equity Series) was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven series, each a regulated investment company: Hallmark Capital Appreciation Fund (formerly, Blue Chip Growth Fund), Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (each a "Fund;" collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value. The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at market value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under the direction of the Trustees.

      MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May, 31, 2004 as follows:

                                                                                  UNDISTRIBUTED   ACCUMULATED
                                                                                 NET INVESTMENT    REALIZED
         FUND                                                          CAPITAL    INCOME (LOSS)   GAIN (LOSS)
         ----                                                         ---------  --------------   -----------
         Capital Appreciation Fund                                    $ (36,745)   $   36,745             --
         Informed Investors Growth Fund                                  (7,265)        7,265             --
         International Equity Fund                                      (67,433)      (21,345)     $  88,778
         International Small-Cap Fund                                        --      (101,451)       101,451
         Small-Cap Growth Fund                                         (898,636)      898,643             (7)

      During the current fiscal year, permanent differences, primarily due to foreign currency losses (Hallmark International Equity Fund and Hallmark International Small-Cap Fund) and net operating losses, resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized loss on investments and foreign currency transactions and a corresponding decrease in paid in capital. These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

      Investment income and fund level expenses, (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Hallmark International Equity Fund and the Hallmark International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the applicable exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the applicable exchange rate on the transaction date. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from the effect of changes in the exchange rate on the value of foreign currency and other assets and liabilities denominated in foreign currencies that are held at period end.

      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      The following Funds have capital loss carryforwards as follows:

                                               AMOUNT       EXPIRES
                                            ------------   ---------
      CAPITAL APPRECIATION FUND
                                            $  3,972,242   5/31/2010
                                               2,940,691   5/31/2011
                                            ------------
                                            $  6,912,933
                                            ============

                                               AMOUNT       EXPIRES
                                            ------------   ---------
      INFORMED INVESTORS FUND
                                            $  2,257,738   5/31/2009
                                               5,048,425   5/31/2010
                                                 536,018   5/31/2011
                                            ------------
                                            $  7,842,181
                                            ============

                                               AMOUNT       EXPIRES
                                            ------------   ---------
      INTERNATIONAL EQUITY FUND
                                            $  1,484,770   5/31/2010
                                               1,376,642   5/31/2011
                                                 203,556   5/31/2012
                                            ------------
                                            $  3,064,968
                                            ============

                                               AMOUNT       EXPIRES
                                            ------------   ---------
      LARGE-CAP GROWTH FUND
                                            $    263,785   5/31/2009
                                                 101,200   5/31/2010
                                                 353,266   5/31/2011
                                                 771,106   5/31/2012
                                            ------------
                                            $  1,489,357
                                            ============

                                               AMOUNT       EXPIRES
                                            ------------   ---------
      SMALL-CAP GROWTH FUND
                                            $  1,729,117   5/31/2009
                                              11,051,254   5/31/2010
                                               9,361,824   5/31/2011
                                               1,873,061   5/31/2012
                                            ------------
                                            $ 24,015,256
                                            ============

                                               AMOUNT       EXPIRES
                                            ------------   ---------
      STRATEGIC GROWTH FUND
                                            $    113,831   5/31/2009
                                                 808,725   5/31/2010
                                               1,900,687   5/31/2011
                                                 685,602   5/31/2012
                                            ------------
                                            $  3,508,845
                                            ============

      Post-October capital losses are net capital losses from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Strategic Growth Fund had post-October losses of $4,335 deferred at May 31, 2004. Post-October currency losses are net currency losses from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. The International Equity Fund and International Small-Cap Fund had post-October currency losses of $58,578 and $119,840, respectively deferred at May 31, 2004.

      During the year ended May 31, 2004, the International Small-Cap Fund, Capital Appreciation Fund and Informed Investors Growth Funds utilized $131,943, $397,842 and $1,140,900 of their capital loss carryforwards, respectively.

      BANK OVERDRAFTS

      During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)   INVESTMENT ACTIVITY

      For the year ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                                                       AGGREGATE       AGGREGATE
         FUND                                                                          PURCHASES         SALES
         ----                                                                        ------------    ------------
         Capital Appreciation Fund                                                   $   3,898,006    $  4,447,419
         Informed Investors Growth Fund                                                 18,911,837      19,041,789
         International Equity Fund                                                       3,329,633       3,472,218
         International Small-Cap Fund                                                    6,312,284       5,773,943
         Large-Cap Growth Fund                                                           3,968,110       2,292,860
         Small-Cap Growth Fund                                                          15,943,015      19,372,740
         Strategic Growth Fund                                                             586,892       1,136,766

      At May, 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                     NET UNREALIZED
                                                                                                     APPRECIATION /
                                                     TAX BASIS COST   APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                                     --------------   ------------   -------------   --------------
         Capital Appreciation Fund                    $  4,807,826    $    910,897   $    (159,142)   $    751,755
         Informed Investors Growth Fund                  6,044,862         323,130        (300,135)         22,995
         International Equity Fund                       1,688,441         278,997         (47,420)        231,577
         International Small-Cap Fund                    1,690,598         238,080         (51,285)        186,795
         Large-Cap Growth Fund                           5,524,492         273,684        (740,753)       (467,069)
         Small-Cap Growth Fund                          68,372,586      19,149,770     (19,111,400)         38,370
         Strategic Growth Fund                           4,843,359         473,710      (1,160,014)       (686,304)

(3)   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Investment Management Agreement between RMCI and the Trust, on behalf of each Fund,, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                                                            CLASS R  CLASS I
                                                                                            -------  -------
         Capital Appreciation Fund                                                            1.20%    0.90%
         Informed Investors Growth Fund                                                       1.30     1.00
         International Equity Fund                                                            1.55     1.25
         International Small-Cap Fund                                                         1.55     1.25
         Large-Cap Growth Fund                                                                1.20     0.90
         Small-Cap Growth Fund                                                                1.30     1.00
         Strategic Growth Fund                                                                1.20     0.90

      RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

      For their services, the Sub-Advisers of the Funds receive an annual fee of up to one-half of the Adviser's pretax net profit as calculated for each Fund as a separate entity. Net profit is deemed to be the comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. The Adviser may also pay a Sub-Adviser for marketing assistance.

      The Trust has adopted a distribution plan under Rule 12b-1 (the "Distribution Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who supply assistance to RESRV in regard to distribution of the Class R Shares of the

      Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers / Trustees of the Trust are also Officers of RMCI and RESRV.

      CONCENTRATIONS OF OWNERSHIP

      As of May 31, 2004, certain key officers of RMCI as a group owned 31.9% of Capital Appreciation Fund, 24.1% of Informed Investors Growth Fund, 28.8% of International Equity Fund, 14.0% of International Small-Cap Fund, 23.6% of Large-Cap Growth Fund, 4.2% of Small-Cap Growth Fund and 20.0% of Strategic Growth Fund.

(4)   CAPITAL SHARE TRANSACTIONS

      For the year ended May 31, 2004, the capital share transactions of each Fund were as follows:

                                                                             CLASS R                  CLASS I
                                                                      ---------------------   ----------------------
      HALLMARK CAPITAL APPRECIATION FUND                               SHARES     AMOUNT       SHARES      AMOUNT
      ----------------------------------                              -------   -----------   --------   -----------
      Sold                                                              6,592   $    55,425     30,489   $   122,293
      Redeemed                                                        (43,323)     (364,671)    (7,284)      (29,480)
                                                                      -------   -----------   --------   -----------
      Net Increase (Decrease)                                         (36,731)  $  (309,246)    23,205   $    92,813
                                                                      =======   ===========   ========   ===========

                                                                             CLASS R                  CLASS I
                                                                      ---------------------   ----------------------
      HALLMARK INFORMED INVESTORS GROWTH FUND                          SHARES     AMOUNT       SHARES      AMOUNT
      ---------------------------------------                         -------   -----------   --------   -----------
      Sold                                                             37,992   $   387,934     10,664   $    93,912
      Redeemed                                                        (60,281)     (598,114)    (2,880)      (24,971)
                                                                      -------   -----------   --------   -----------
      Net Increase (Decrease)                                         (22,289)  $  (210,180)     7,784   $    68,941
                                                                      =======   ===========   ========   ===========

                                                                             CLASS R                  CLASS I
                                                                      ---------------------   ----------------------
      HALLMARK INTERNATIONAL EQUITY FUND                               SHARES     AMOUNT       SHARES      AMOUNT
      ----------------------------------                              -------   -----------   --------   -----------
      Sold                                                             40,605   $   362,865     18,172   $   138,351
      Redeemed                                                        (41,828)     (368,952)   (15,603)     (117,376)
                                                                      -------   -----------   --------   -----------
      Net Increase (Decrease)                                          (1,223)  $    (6,087)     2,569   $    20,975
                                                                      =======   ===========   ========   ===========

                                                                             CLASS R                  CLASS I
                                                                      ---------------------   ----------------------
      HALLMARK INTERNATIONAL SMALL-CAP FUND                            SHARES     AMOUNT       SHARES      AMOUNT
      -------------------------------------                           -------   -----------   --------   -----------
      Sold                                                            129,849   $ 1,145,180    109,963   $ 1,041,927
      Reinvested                                                        4,881        46,280        866         8,284
      Redeemed                                                        (68,827)     (623,009)   (93,060)     (908,209)
                                                                      -------   -----------   --------   -----------
      Net Increase                                                     65,903   $   568,451     17,769   $   142,002
                                                                      =======   ===========   ========   ===========

                                                                             CLASS R                  CLASS I
                                                                      ---------------------   ----------------------
      HALLMARK LARGE-CAP GROWTH FUND                                   SHARES     AMOUNT       SHARES      AMOUNT
      ------------------------------                                  -------   -----------   --------   -----------
      Sold                                                             15,319   $   125,073    674,323   $ 2,129,601
      Reinvested                                                           --            --      1,197         3,878
      Redeemed                                                        (31,604)     (273,783)  (153,953)     (500,237)
                                                                      -------   -----------   --------   -----------
      Net Increase (Decrease)                                         (16,285)  $  (148,710)   521,567   $ 1,633,242
                                                                      =======   ===========   ========   ===========

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK SMALL-CAP GROWTH FUND                                  SHARES       AMOUNT         SHARES        AMOUNT
      ------------------------------                                 --------   -------------    --------    ------------
      Sold                                                            312,169   $  10,141,141     202,845    $  4,150,336
      Redeemed                                                       (423,239)    (13,896,846)   (167,166)     (3,531,086)
                                                                     --------   -------------    --------    ------------
      Net Increase (Decrease)                                        (111,070)  $  (3,755,705)     35,679    $    619,250
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK STRATEGIC GROWTH FUND                                  SHARES       AMOUNT         SHARES        AMOUNT
      ------------------------------                                 ---------  -------------    --------    ------------
      Sold                                                              2,640   $      19,295      12,933    $     93,321
      Reinvested                                                           --              --         940           7,039
      Redeemed                                                         (7,937)        (57,459)    (88,891)       (650,089)
                                                                     --------   -------------    --------    ------------
      Net Decrease                                                     (5,297)  $     (38,164)    (75,018)   $   (549,729)
                                                                     ========   =============    ========    ============

      For the year ended May 31, 2003, the capital share transactions of each Fund were as follows:

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK CAPITAL APPRECIATION FUND                              SHARES       AMOUNT         SHARES        AMOUNT
      ----------------------------------                             --------   -------------    --------    ------------
      Sold                                                             35,011   $     239,821      28,119    $     92,689
      Redeemed                                                        (92,967)       (627,973)    (43,009)       (139,500)
                                                                     --------   -------------    --------    ------------
      Net Decrease                                                    (57,956)  $    (388,152)    (14,890)   $    (46,811)
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK INFORMED INVESTORS GROWTH FUND                         SHARES       AMOUNT         SHARES        AMOUNT
      ---------------------------------------                        ---------  -------------    --------    ------------
      Sold                                                             42,692   $     350,344       6,138    $     42,461
      Redeemed                                                       (101,208)       (822,645)     (9,147)        (63,930)
                                                                     --------   -------------    --------    ------------
      Net Decrease                                                    (58,516)  $    (472,301)     (3,009)   $    (21,469)
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK INTERNATIONAL EQUITY FUND                              SHARES       AMOUNT         SHARES        AMOUNT
      ----------------------------------                             ---------  -------------    --------    ------------
      Sold                                                            172,381   $   1,336,201       9,177    $     59,380
      Redeemed                                                       (480,034)     (3,918,020)   (426,390)     (2,554,343)
                                                                     --------   -------------    --------    ------------
      Net Decrease                                                   (307,653)  $  (2,581,819)   (417,213)   $ (2,494,963)
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK INTERNATIONAL SMALL-CAP FUND                           SHARES       AMOUNT         SHARES        AMOUNT
      -------------------------------------                          --------   -------------    --------    ------------
      Sold                                                            112,956   $     745,374       1,570    $     11,616
      Redeemed                                                        (20,217)       (135,024)     (1,640)        (11,184)
                                                                     --------   -------------    --------    ------------
      Net Increase (Decrease)                                          92,739   $     610,350         (70)   $        432
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK LARGE-CAP GROWTH FUND                                  SHARES       AMOUNT         SHARES        AMOUNT
      ------------------------------                                 ---------  -------------    --------    ------------
      Sold                                                              2,954   $      20,331      14,412    $     35,525
      Redeemed                                                        (47,385)       (321,882)    (98,141)       (247,604)
                                                                     --------   -------------    --------    ------------
      Net Decrease                                                    (44,431)  $    (301,551)    (83,729)   $   (212,079)
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK SMALL-CAP GROWTH FUND                                  SHARES       AMOUNT         SHARES        AMOUNT
      ------------------------------                                 ---------  -------------    --------    ------------
      Sold                                                            352,175   $   8,211,513     360,010    $  5,138,240
      Redeemed                                                       (618,699)    (14,094,181)   (330,639)     (4,626,706)
                                                                     --------   -------------    --------    ------------
      Net Increase (Decrease)                                        (266,524)  $  (5,882,668)     29,371    $    511,534
                                                                     ========   =============    ========    ============

                                                                              CLASS R                    CLASS I
                                                                     ------------------------    ------------------------
      HALLMARK STRATEGIC GROWTH FUND                                  SHARES       AMOUNT         SHARES        AMOUNT
      ------------------------------                                 ---------  -------------    --------    ------------
      Sold                                                              6,226   $      37,330      18,813    $    114,361
      Redeemed                                                        (18,479)       (107,722)   (215,050)     (1,226,103)
                                                                     --------   -------------    --------    ------------
      Net Decrease                                                    (12,253)  $     (70,392)   (196,237)   $ (1,111,742)
                                                                     ========   =============    ========    ============

(5)   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

      Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                             CLASS R
                                                                   -------------------------------------------------------------
                                                                                    FISCAL YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK CAPITAL APPRECIATION FUND

      Net asset value, beginning of year                           $    7.55    $    8.43    $   12.37    $   21.49    $   20.84
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment loss                                            (0.06)       (0.04)       (0.09)       (0.20)       (0.21)
        Net realized and unrealized gain (loss)                         1.15        (0.84)       (3.52)       (5.89)        5.48
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  1.09        (0.88)       (3.61)       (6.09)        5.27
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --        (0.33)       (3.03)       (4.62)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    8.64    $    7.55    $    8.43    $   12.37    $   21.49
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     14.44%      (10.44)%  $  (29.52)%     (31.35)%      23.89%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   4,675    $   4,362    $   5,364    $   8,789    $  13,911
      Ratio of expenses to average net assets                           1.46%        1.45%        1.47%        1.47%        1.45%
      Ratio of net investment loss to average net assets               (0.74)%      (0.50)%      (0.86)%      (1.13)%      (1.03)%
      Portfolio turnover rate                                             69%         105%         127%         145%          94%

                                                                                             CLASS I
                                                                   -------------------------------------------------------------
                                                                                       YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK CAPITAL APPRECIATION FUND

      Net asset value, beginning of year                           $    3.61    $    4.01    $    6.06    $   12.23    $   13.29
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                   (0.01)        0.00*       (0.01)       (0.04)       (0.05)
        Net realized and unrealized gain (loss)                         0.55        (0.40)       (1.71)       (3.10)        3.61
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  0.54        (0.40)       (1.72)       (3.14)        3.56
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --        (0.33)       (3.03)       (4.62)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    4.15    $    3.61    $    4.01    $    6.06    $   12.23
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     14.96%       (9.98)%     (29.05)%     (30.92)%      24.66%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   1,277    $   1,026    $   1,201    $   1,835    $   2,104
      Ratio of expenses to average net assets                           0.91%        0.90%        0.92%        0.92%        0.90%
      Ratio of net investment income (loss) to average net
       assets                                                          (0.20)%       0.04%       (0.31)%      (0.56)%      (0.64)%
      Portfolio turnover rate                                             69%         105%         127%         145%          94%

                                                                                             CLASS R
                                                                   -------------------------------------------------------------
                                                                                        YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001       2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK INFORMED INVESTORS GROWTH FUND

      Net asset value, beginning of year                           $    8.50    $    9.31    $   10.31    $   16.44    $   12.38
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment loss                                            (0.03)       (0.04)       (0.04)       (0.02)       (0.07)
        Net realized and unrealized gain (loss)                         2.22        (0.77)       (0.96)       (5.64)        8.62
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  2.19        (0.81)       (1.00)       (5.66)        8.55
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --           --        (0.47)       (4.49)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $   10.69    $    8.50    $    9.31    $   10.31    $   16.44
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     25.76%       (8.70)%      (9.70)%     (34.41)%      67.08%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   5,064    $   4,220    $   5,166    $   6,941    $  16,807
      Ratio of expenses to average net assets                           1.56%        1.55%        1.56%        1.56%        1.55%
      Ratio of net investment loss to average net assets               (0.22)%      (0.37)%      (0.41)%      (0.08)%      (0.74)%
      Portfolio turnover rate                                            340%         504%         356%         529%         629%

                                                                                              CLASS I
                                                                   -------------------------------------------------------------
                                                                                         YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK INFORMED INVESTORS GROWTH FUND

      Net asset value, beginning of year                           $    7.29    $    7.94    $    8.74    $   13.98    $   10.85
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                    0.03         0.01         0.01         0.08        (0.04)
        Net realized and unrealized gain (loss)                         1.90        (0.66)       (0.81)       (4.85)        7.66
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  1.93        (0.65)       (0.80)       (4.77)        7.62
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --           --        (0.47)       (4.49)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    9.22    $    7.29    $    7.94    $    8.74    $   13.98
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     26.47%   $   (8.19)%      (9.15)%     (34.10)%      68.07%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   1,081    $     799    $     893    $     995    $   1,404
      Ratio of expenses to average net assets                           1.01%        1.00%        1.01%        1.01%        1.00%
      Ratio of net investment income (loss) to average net assets       0.34%        0.18%        0.14%        0.61%       (0.47)%
      Portfolio turnover rate                                            340%         504%         356%         529%         629%

                                                                                              CLASS R
                                                                   -------------------------------------------------------------
                                                                                         YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK INTERNATIONAL EQUITY FUND

      Net asset value, beginning of year                           $    8.21    $    9.73    $   12.00    $   20.41    $   12.73
      Increase (decrease) from investment operations
        Net investment income (loss)                                      --        (0.02)       (0.12)       (0.10)       (0.19)
        Net realized and unrealized gain (loss)                         1.33        (1.50)       (1.86)       (4.51)        7.87
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  1.33        (1.52)       (1.98)       (4.61)        7.68
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --        (0.29)       (3.80)          --
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    9.54    $    8.21    $    9.73    $   12.00    $   20.41
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     16.20%      (15.62)%     (16.48)%     (26.29)%      60.33%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   1,593    $   1,382    $   4,630    $   9,873    $  13,781
      Ratio of expenses to average net assets                           1.88%        1.83%        1.84%        1.94%        1.80%
      Ratio of net investment income (loss) to average net assets       0.02%       (0.22)%      (0.55)%      (0.51)%      (0.86)%
      Portfolio turnover rate                                            180%          98%         112%          47%          86%

                                                                                              CLASS I
                                                                   -------------------------------------------------------------
                                                                                        YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK INTERNATIONAL EQUITY FUND

      Net asset value, beginning of year                           $    6.91    $    8.19    $   10.13    $   17.82    $   11.21
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                    0.05        (0.01)        0.00*        0.04        (0.04)
        Net realized and unrealized gain (loss)                         1.11        (1.27)       (1.65)       (3.88)        6.65
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  1.16        (1.28)       (1.65)       (3.84)        6.61
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from:
        Net investment income                                             --           --           --        (0.05)          --
        Net realized capital gain                                         --           --        (0.29)       (3.80)          --
                                                                   ---------    ---------    ---------    ---------    ---------
      Total distributions                                                 --           --        (0.29)       (3.85)          --
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    8.07    $    6.91    $    8.19    $   10.13    $   17.82
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     16.79%      (15.63)%     (16.26)%     (25.83)%      58.97%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $     432    $     352    $   3,835    $   3,943    $     529
      Ratio of expenses to average net assets                           1.34%        1.29%        1.29%        1.39%        1.25%
      Ratio of net investment income (loss) to average net assets       0.57%       (0.20)%       0.06%        0.30%       (0.58)%
      Portfolio turnover rate                                            180%          98%         112%          47%          86%

                                                                                       CLASS R
                                                                   ------------------------------------------------
                                                                                                            PERIOD
                                                                           YEARS ENDED MAY 31,              ENDED
                                                                   -----------------------------------     MAY 31,
                                                                      2004         2003         2002       2001(b)
                                                                   ---------    ---------    ---------    ---------
      HALLMARK INTERNATIONAL SMALL-CAP FUND

      Net asset value, beginning of period                         $    7.53    $    7.95    $    7.32    $   10.00
                                                                   ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                   (0.02)        0.05         0.01        (0.08)
        Net realized and unrealized gain (loss)                         1.26        (0.47)        0.62        (2.60)
                                                                   ---------    ---------    ---------    ---------
      Total from investment operations                                  1.24        (0.42)        0.63        (2.68)
                                                                   ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                     (0.30)          --           --           --
                                                                   ---------    ---------    ---------    ---------
      Net asset value, end of period                               $    8.47    $    7.53    $    7.95    $    7.32
                                                                   =========    =========    =========    =========
      Total Return                                                     16.13%       (5.28)%       8.61%      (26.80)%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)                         $   1,550    $     883    $     194    $     179
      Ratio of expenses to average net assets                           2.05%        1.80%        1.81%        1.80%(a)
      Ratio of net investment income (loss) to average net assets      (0.02)%       1.74%        0.12%       (1.09)%(a)
      Portfolio turnover rate                                            360%         141%         155%         164%

                                                                                       CLASS I
                                                                   ------------------------------------------------
                                                                                                            PERIOD
                                                                           YEARS ENDED MAY 31,              ENDED
                                                                   -----------------------------------     MAY 31,
                                                                      2004         2003         2002       2001(b)
                                                                   ---------    ---------    ---------    ---------
      HALLMARK INTERNATIONAL SMALL-CAP FUND

      Net asset value, beginning of period                         $    7.57    $    7.95    $    7.28    $   10.00

      Increase (decrease) from investment operations
        Net investment income (loss)                                    0.01         0.05         0.05        (0.04)
        Net realized and unrealized gain (loss)                         1.29        (0.43)        0.62        (2.68)
                                                                   ---------    ---------    ---------    ---------
      Total from investment operations                                  1.30        (0.38)        0.67        (2.72)
                                                                   ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                     (0.30)          --           --           --
                                                                   ---------    ---------    ---------    ---------
      Net asset value, end of period                               $    8.57    $    7.57    $    7.95    $    7.28
                                                                   =========    =========    =========    =========
      Total Return                                                     16.85%       (4.78)%       9.20%      (27.20)%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)                         $     340    $     166    $     175    $     148
      Ratio of expenses to average net assets                           1.49%        1.25%        1.26%        1.25%(a)
      Ratio of net investment income (loss) to average net assets       0.48%        0.70%        0.68%       (0.56)%(a)
      Portfolio turnover rate                                            360%         141%         155%         164%

                                                                                              CLASS R
                                                                   -------------------------------------------------------------
                                                                                        YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK LARGE-CAP GROWTH FUND

      Net asset value, beginning of year                           $    7.60    $    8.38    $   11.06    $   17.32    $   21.38
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                      --           --*       (0.05)       (0.10)        0.04
        Net realized and unrealized gain (loss)                         1.41        (0.78)       (2.63)       (2.09)       (2.14)
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  1.41        (0.78)       (2.68)       (2.19)       (2.10)
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from:
        Net investment income                                             --           --           --        (0.05)          --
        Net realized capital gain                                         --           --           --        (4.02)       (1.96)
                                                                   ---------    ---------    ---------    ---------    ---------
      Total distributions                                                 --           --           --        (4.07)       (1.96)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    9.01    $    7.60    $    8.38    $   11.06    $   17.32
                                                                   =========    =========    =========    =========    =========
      Total Return with management contribution                        18.55%       (9.31)%     (24.23)%     (14.10)%     (10.95)%
      Total Return without management contribution                        --           --           --           --       (11.10)%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   2,452    $   2,193    $   2,790    $   3,697    $   5,084
      Ratio of expenses to average net assets                           1.45%        1.45%        1.46%        1.48%        1.45%
      Ratio of net investment income (loss) to average net assets           (^)     (0.06)%      (0.53)%      (0.78)%       0.17%
      Portfolio turnover rate                                             58%          63%          99%         158%          70%

                                                                                              CLASS I
                                                                   -------------------------------------------------------------
                                                                                        YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK LARGE-CAP GROWTH FUND

      Net asset value, beginning of year                           $    2.77    $    3.03    $    3.98    $    9.06    $   12.06
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                    0.01         0.01         0.00*       (0.05)        0.11
        Net realized and unrealized gain (loss)                         0.51        (0.27)       (0.95)       (0.94)       (1.15)
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  0.52        (0.26)       (0.95)       (0.99)       (1.04)
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from:
        Net investment income                                               *          --           --        (0.07)          --
        Net realized capital gain                                         --           --           --        (4.02)       (1.96)
                                                                   ---------    ---------    ---------    ---------    ---------
      Total distributions                                                   *          --           --        (4.09)       (1.96)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $    3.29    $    2.77    $    3.03    $    3.98    $    9.06
                                                                   =========    =========    =========    =========    =========
      Total Return with management contribution                        18.95%       (8.58)%     (23.87)%     (13.59)%     (10.61)%
      Total Return without management contribution                        --           --           --           --       (10.71)%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $   2,932    $   1,021    $   1,374    $   1,111    $     897
      Ratio of expenses to average net assets                           0.90%        0.90%        0.91%        0.93%        0.90%
      Ratio of net investment income (loss) to average net assets       0.58%        0.50%        0.05%       (0.21)%       0.11%
      Portfolio turnover rate                                             58%          63%          99%         158%          70%

                                                                                              CLASS R
                                                                   -------------------------------------------------------------
                                                                                        YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK SMALL-CAP GROWTH FUND

      Net asset value, beginning of year                           $   26.46    $   30.85    $   38.01    $   45.89    $   23.61
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment loss                                            (0.51)       (0.37)       (0.46)       (0.28)       (0.30)
        Net realized and unrealized gain (loss)                         8.50        (4.02)       (6.70)       (6.94)       24.81
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  7.99        (4.39)       (7.16)       (7.22)       24.51
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --           --        (0.66)       (2.23)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $   34.45    $   26.46    $   30.85    $   38.01    $   45.89
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     30.20%      (14.23)%     (18.84)%     (15.74)%     105.00%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $  47,449    $  39,380    $  54,139    $  66,028    $  29,545
      Ratio of expenses to average net assets                           1.55%        1.55%        1.56%        1.55%        1.55%
      Ratio of net investment loss to average net assets               (1.50)%      (1.47)%      (1.36)%      (0.83)%      (1.19)%
      Portfolio turnover rate                                             24%          14%          25%          15%          38%

                                                                                              CLASS I
                                                                   -------------------------------------------------------------
                                                                                        YEARS ENDED MAY 31,
                                                                   -------------------------------------------------------------
                                                                      2004         2003         2002         2001         2000
                                                                   ---------    ---------    ---------    ---------    ---------
      HALLMARK SMALL-CAP GROWTH FUND

      Net asset value, beginning of year                           $   16.51    $   19.14    $   23.46    $   28.49    $   15.05
                                                                   ---------    ---------    ---------    ---------    ---------
      Increase (decrease) from investment operations
        Net investment loss                                            (0.20)       (0.13)       (0.18)       (0.05)       (0.11)
        Net realized and unrealized gain (loss)                         5.31        (2.50)       (4.14)       (4.32)       15.78
                                                                   ---------    ---------    ---------    ---------    ---------
      Total from investment operations                                  5.11        (2.63)       (4.32)       (4.37)       15.67
                                                                   ---------    ---------    ---------    ---------    ---------
      Distributions from net realized capital gain                        --           --           --        (0.66)       (2.23)
                                                                   ---------    ---------    ---------    ---------    ---------
      Net asset value, end of year                                 $   21.62    $   16.51    $   19.14    $   23.46    $   28.49
                                                                   =========    =========    =========    =========    =========
      Total Return                                                     30.95%      (13.74)%     (18.41)%     (15.35)%     106.02%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)                           $  20,960    $  15,416    $  17,312    $  21,413    $   3,545
      Ratio of expenses to average net assets                           1.00%        1.00%        1.01%        1.00%        1.00%
      Ratio of net investment loss to average net assets               (0.95)%      (0.92)%      (0.80)%      (0.30)%      (0.77)%
      Portfolio turnover rate                                             24%          14%          25%          15%          38%

                                                                                              CLASS R
                                                                   ------------------------------------------------------------
                                                                                                                        PERIOD
                                                                                  YEARS ENDED MAY 31,                   ENDED
                                                                   ------------------------------------------------    MAY 31,
                                                                      2004         2003         2002         2001      2000(c)
                                                                   ---------    ---------    ---------    ---------   ---------
      HALLMARK STRATEGIC GROWTH FUND

      Net asset value, beginning of period                         $    6.43    $    6.82    $    9.50    $   11.59   $   10.00
                                                                   ---------    ---------    ---------    ---------   ---------
      Increase (decrease) from investment operations
        Net investment loss                                            (0.02)       (0.02)       (0.05)       (0.01)      (0.06)
        Net realized and unrealized gain (loss)                         0.96        (0.37)       (2.63)       (2.08)       1.65
                                                                   ---------    ---------    ---------    ---------   ---------
      Total from investment operations                                  0.94        (0.39)       (2.68)       (2.09)       1.59
                                                                   ---------    ---------    ---------    ---------   ---------
      Net asset value, end of period                               $    7.37    $    6.43    $    6.82    $    9.50   $   11.59
                                                                   =========    =========    =========    =========   =========
      Total Return                                                     14.62%       (5.72)%     (28.21)%     (18.03)%     15.90%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)                         $     977    $     885    $   1,023    $   1,442   $   1,663
      Ratio of expenses to average net assets                           1.47%        1.46%        1.46%        1.46%       1.45%(a)
      Ratio of net investment loss to average net assets               (0.23)%      (0.25)%      (0.65)%      (0.10)%     (0.63)%(a)
      Portfolio turnover rate                                             14%           6%          14%          12%          2%

                                                                                              CLASS I
                                                                   ------------------------------------------------------------
                                                                                                                        PERIOD
                                                                                  YEARS ENDED MAY 31,                   ENDED
                                                                   ------------------------------------------------    MAY 31,
                                                                      2004         2003         2002         2001      2000(c)
                                                                   ---------    ---------    ---------    ---------   ---------
      HALLMARK STRATEGIC GROWTH FUND

      Net asset value, beginning of period                         $    6.53    $    6.89    $    9.57    $   11.64   $   10.00
                                                                   ---------    ---------    ---------    ---------   ---------
      Increase (decrease) from investment operations
        Net investment income (loss)                                    0.04         0.02         0.00*        0.05       (0.02)
        Net realized and unrealized gain (loss)                         0.97        (0.38)       (2.66)       (2.09)       1.66
                                                                   ---------    ---------    ---------    ---------   ---------
      Total from investment operations                                  1.01        (0.36)       (2.66)       (2.04)       1.64
                                                                   ---------    ---------    ---------    ---------   ---------
      Distributions from net investment income                         (0.02)          --        (0.02)       (0.03)         --
                                                                   ---------    ---------    ---------    ---------   ---------
      Net asset value, end of period                               $    7.52    $    6.53    $    6.89    $    9.57   $   11.64
                                                                   =========    =========    =========    =========   =========
      Total Return                                                     15.36%       (5.22)%     (27.82)%     (17.59)%     16.40%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)                         $   3,207    $   3,276    $   4,807    $   8,402   $   8,473
      Ratio of expenses to average net assets (with reimbursement)                     --           --         0.86%         --
      Ratio of expenses to average net assets
        (without reimbursement)                                         0.92%        0.91%        0.91%        0.91%       1.00%(a)
      Ratio of net investment income (loss) to average net assets       0.32%        0.29%       (0.10)%       0.48%      (0.44)%(a)
      Portfolio turnover rate                                             14%           6%          14%          12%          2%

----------
(a)   Annualized.

(b)   From August 1, 2000 (Commencement of Operations) to May 31, 2001.

(c)   From June 1, 1999 (Commencement of Operations) to May 31, 2000.

 *    Amount rounds to less than $0.01 per share.

(^)   Amount rounds to less than $0.001 per share.

(6)   DISTRIBUTIONS TO SHAREHOLDERS

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP (Generally Accepted Accounting Principles).

      The tax character of distributions paid during the year ended May 31, 2004 were as follows:

         FUND                                 DESIGNATION
         ----                                 -----------
         International Small-Cap Fund     Ordinary Income                $  24,935
         International Small-Cap Fund     Long-term Capital Gain            18,260
         International Small-Cap Fund     Long-term Capital Gain (15%)      12,255
         Large-Cap Growth Fund            Ordinary Income                    3,878
         Strategic Growth Fund            Ordinary Income                    7,372

      There were no distributions paid during the year ended May 31, 2003.

      At May, 31, 2004, the componenets of net assets (excluding paid in capital) on a tax basis were as follows:

                              CAPITAL      INFORMED     INTERNATIONAL  INTERNATIONAL    LARGE-CAP      SMALL-CAP      STRATEGIC
                           APPRECIATION    INVESTORS       EQUITY        SMALL-CAP       GROWTH         GROWTH         GROWTH
                               FUND       GROWTH FUND       FUND          FUND            FUND           FUND           FUND
                          -------------  -------------  -------------  -------------  -------------  -------------  -------------
Currently Distributable
  ordinary Income                    --             --             --  $      81,514  $      11,866             --  $       8,473
Less: Cumulative
  Timing Differences                 --             --  $     (58,578) $    (119,840)            --             --             --
                          -------------  -------------  -------------  -------------  -------------  -------------  -------------
Undistributed ordinary
  income or
  (overdistribution) of
  ordinary income                    --             --  $     (58,578) $     (38,326) $      11,866             --  $       8,473
                          =============  =============  =============  =============  =============  =============  =============
Tax basis capital loss
  carryover               $  (6,912,933) $  (7,842,181) $  (3,064,968)            --  $  (1,489,357) $ (24,015,256) $  (3,508,845)
Less: cumulative
  timing differences                 --             --             --             --             --             --         (4,335)
                          -------------  -------------  -------------  -------------  -------------  -------------  -------------
Accumulated capital
  loss                    $  (6,912,933) $  (7,842,181) $  (3,064,968) $          --  $  (1,489,357) $ (24,015,256) $  (3,513,180)
                          =============  =============  =============  =============  =============  =============  =============
Book unrealized
  appreciation/
  (depreciation)          $     810,161  $      41,996  $     232,277  $     186,094  $    (411,554) $      38,370  $    (686,304)
Less: cumulative
  timing differences            (58,406)       (19,001)            --             --        (55,515)            --             --
                          -------------  -------------  -------------  -------------  -------------  -------------  -------------
Unrealized appreciation/
  (depreciation)          $     751,755  $      22,995  $     232,277  $     186,094  $    (467,069) $      38,370  $    (686,304)
                          =============  =============  =============  =============  =============  =============  =============

      Cumulative timing differences with respect to ordinary income are the result of post October foreign currency losses. Cumulative timing differences with respect to capital loss carryovers are the result of post October capital losses. Cumulative timing differences with respect to unrealized appreciation/depreciation are the result of wash sales.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hallmark Equity Series Trust (formerly, Reserve Private Equity Series)

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hallmark Capital Appreciation Fund (formerly, Blue Chip Growth Fund), Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (constituting Hallmark Equity Series Trust, hereafter referred to as the "Fund") at May 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

New York, New York
July 30, 2004

                              HALLMARK EQUITY FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company since 2002.

INTERESTED TRUSTEE

                            POSITIONS WITH       TERM OF OFFICE **         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE            THE FUNDS        AND LENGTH OF SERVICE           THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*             Chairman, Chief     Chairman and Chief      President of Reserve Management
Age: 67                    Executive Officer   Executive Officer       Company, Inc. ("RMCI"), Director and
The Reserve Funds          and Trustee         since 2000              Chairman/Chief Executive Officer of
1250 Broadway                                                          Reserve Management Corporation
New York, NY 10001                             Trustee since 1994      ("RMC") and Chairman and Director of
                                                                       Resrv Partners, Inc. ("RESRV") since
                                                                       200; Chairman and Director of Reserve
                                                                       International Liquidity Fund (USD)
                                                                       Ltd. since 1990.

                                                                       Co-founder of The Reserve Fund ("RF")
                                                                       in 1970; officer thereof since 1970.

NON-INTERESTED TRUSTEES

                            POSITIONS WITH       TERM OF OFFICE **         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE            THE FUNDS        AND LENGTH OF SERVICE           THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.          Trustee             Since 1970              Retired. President, Premier
Age: 73                                                                Resources, Inc. (meeting management
2517 Highway #35,                                                      firm) since 1987.
Bldg. J
Manasquan, NJ 08736

PATRICK J. FOYE            Trustee             Since 2001              President and CEO, United Way of Long
Age: 47                                                                Island, since February 2004;
819 Grand Blvd                                                         Chairman, New York Public Asset Fund
Deer Park, NY 11729                                                    (state agency), since 2002; Deputy
                                                                       Chairman, Long Island Power Authority
                                                                       (public utility) since 1995;
                                                                       Executive Vice President of Apartment
                                                                       Investment and Management Company
                                                                       (real estate investment) May 1998 to
                                                                       February 2004; Partner, Skadden, Arps
                                                                       Slate Meagher & Flom (Law firm) from
                                                                       1989 to 1998.

DONALD J. HARRINGTON       Trustee             Since 1994              President of St. John's University,
Age: 58                                                                New York since 1989.
c/o St. John's
University
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS       Trustee             Since 1999              Retired since 1999; Chief Operating
Age: 57                                                                Officer of The Bear Stearns
286 Gregory Road                                                       Companies, Inc. from 1979 to 1999.
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND         Trustee             Since 1999              Retired since 1996; President and COO
Age: 63                                                                of Long Island Bankcorp from 1980 to 1996.
110 Grist Mill Lane
Plandome Manor, NY 11030

OFFICERS WHO ARE NOT TRUSTEES

                         POSITIONS WITH       TERM OF OFFICE **         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE         THE FUNDS        AND LENGTH OF SERVICE           THE LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
BRUCE R. BENT II        President and       Since 2000              Senior Vice President, Secretary and
Age: 38                 Assistant                                   Assistant Treasurer of RMCI, Senior
The Reserve Funds       Treasurer                                   Vice President, Secretary and
1250 Broadway                                                       Assistant Treasurer of RMC, and
New York, NY 10001                                                  Secretary and Director of RESRV since
                                                                    2000; Trustee of RF, the Reserve
                                                                    Tax-Exempt Trust, Reserve New York
                                                                    Tax-Exempt Trust, and the Hallmark
                                                                    Equity Series Trust from 1999 to
                                                                    2001; Vice President of RMC, RMCI and
                                                                    RESRV from 1992 to 2000.

ARTHUR T. BENT III      Chief Operating     Since 2000              Chief Operating Officer/Treasurer,
Age: 36                 Officer/Treasurer,                          Senior Vice President and Assistant
The Reserve Funds       Senior Vice                                 Secretary of RMCI, President,
1250 Broadway           President and                               Treasurer and Assistant Secretary of
New York, NY 10001      Assistant                                   RMC, and, Treasurer and Director of
                        Secretary                                   RESRV since 2000; Vice President RMC,
                                                                    RMCI and RESRV from 1997 to 2000.

* MR. BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE NON-INTERESTED TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS. OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

      The Trust's Statement of Additional Information includes additional information about Trust Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

      We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, dividends and distributions are designated as follows:

         FUND                                 DESIGNATION                  CLASS I      CLASS R
         ----                                 -----------                  -------      -------
         International Small-Cap Fund     Ordinary Income                $ 0.094011   $ 0.094011
         International Small-Cap Fund     Long-term Capital Gain           0.142640     0.142640
         International Small-Cap Fund     Long-term Capital Gain (15%)     0.067143     0.067143
         Large-Cap Growth Fund            Ordinary Income                   0.00467           --
         Strategic Growth Fund            Ordinary Income                  0.016022           --

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 11(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that William J. Montgoris of the Board's review committee, which performs the functions of an audit committee, qualifies as an audit committee financial expert ("ACFE"), as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the review committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                   2004: $140,000
                                   2003: $127,500

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                   2004: $0
                                   2003: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                   2004: $35,000
                                   2003: $35,000

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                   2004: $0
                                   2003: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) All of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was not applicable.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from June 1, 2003 to May 31, 2004 were none.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")), the President (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The Code of Ethics is attached as EX-99.CODE ETH.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hallmark Equity Series Trust

By: /s/ Bruce Bent II
    -----------------------

Name:  Bruce Bent

Title: President

Date:  8/9/04

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Bent II
    -----------------------

Name:  Bruce Bent

Title: President

Date:  8/9/04

By: /s/ Arthur Bent III
    ------------------------

Name:  Arthur Bent

Title: Treasurer

Date:  8/9/04